UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: MARCH 31, 2024

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT March 31, 2024 (unaudited)

Biotech ETF	BBH
Digital Transformation ETF	DAPP
Energy Income ETF	EINC
Environmental Services ETF	EVX
Gaming ETF	BJK
Green Infrastructure ETF	RNEW
Pharmaceutical ETF	PPH
Retail ETF	RTH
Robotics ETF	IBOT
Semiconductor ETF	SMH
Video Gaming and eSports ETF	ESPO

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2024.

VANECK ETF TRUST

PRESIDENT’S LETTER

March 31, 2024 (unaudited)

Dear Fellow Shareholders:

The 2025 Problem—The Fiscal Deficit Bell is Ringing

They say that no one rings the bell at market tops and bottoms, but some important bells are ringing. Most importantly, gold prices are hitting all-time highs despite outflows from U.S. gold bullion ETFs. Gold prices aren’t rallying in a small way. They are reaching, bitcoin-like, for the sky.

At the end of 2023, we suggested that the three major macro factors—monetary policy, government spending and global economic growth—would not change much in 2024.

Now: (a) gold is signaling that government spending policy could be wildly stimulative; and (b) commodities are signaling that global growth may be picking up. While the “wildly stimulative” scenario—which I will define as big fiscal deficits in 2025 with a failure to address impending social security bankruptcy—may only rest at 10% probability, we repeat that investors should prepare for this with a gold/bitcoin/real assets allocation. These assets are in a bull market, which means that healthy corrections can be expected (20%?).

Discussion

1.	Monetary Policy: Not Very Stimulative to Maybe Looser

I feel like a broken record, but our favorite inflation measure is wage inflation, not food or gas prices. That is the kind of inflation which is endemic and hard to manage once it takes hold. And with wage inflation around 4.5%, not near the Fed’s 2% target, we didn’t expect a big Fed loosening coming into 2024. And that was “correct”—the Fed has not cut interest rates yet this year.

Yet, the two most important central banks in the world have softened their language. First, the U.S. Fed said that it would reduce its selling schedule of bonds in Powell’s comments after the March meeting. And Powell said that the 2% inflation was always a “long-term” target, which suggests that the 2% target is less important in 2024. Therefore, the Fed might be looser (even though wage inflation continues). And while it’s probably false, there have been rumors in China of central bank bond-buying which they haven’t done in over a decade and never under Xi. So, maybe marginally looser monetary policy, but with high wage inflation, no major changes are still expected.

2.	Government Spending: “Also Muted” to Out of Control

So, we entered 2024 expecting that the Republicans, in control of the House of Representatives, would seek to slow government spending. While we probably didn’t sufficiently appreciate the amount of some of the Biden Administration’s spending, as with the environmental Inflation Reduction Act (“IRA”), we didn’t expect any upside surprises in government spending in 2024. But by focusing on the change in spending, we probably underappreciated how large the fiscal deficits continue to be. These deficits are keeping the economy hot—at full employment—and also pressuring inflation higher.

Now let’s look at 2025, which I think the markets are beginning to do. 2025 is a very important policy year for fiscal discipline. The reason is that Social Security will go bankrupt in 2033. If major fiscal problems are only addressed the year after a Presidential election, then it has to be addressed in 2025, because 2029 is WAY too late to fix any entitlement problem. But in the first quarter, we just learned that the major parties have nominated the two most profligate “peacetime” spenders in U.S. history.

We have 7% budget deficits in the middle of an economic boom! We may look back on this the same way we now look back at 1% interest rates on 10 year debt—an amazing situation that shouldn’t be and can’t last.

So now we see that the markets are looking at 2025 and worrying. Fiscal spending is not bad for financial markets, of course, until it translates into much higher interest rates.

Are there signals, besides gold, that the market is concerned about 2025? Are other bells ringing? Actually, yes. U.S. credit default swaps are at elevated levels after rising in 2023 during the budget standoff. And

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

emerging market debt has actually been outperforming U.S. debt for the last three years. See my investment outlook1 on www.vaneck.com for the charts.

My last piece of evidence for the “out of control” scenario is an article from alternative media site, the Free Press. In an article mainly on social commentary, we suddenly see a chart on government spending.

Federal government current expenditures: Interest payments, Billions of Dollars, Quarterly, Seasonally Adjusted Annual

Source: U.S. Bureau of Economic Analysis as of January 25, 2024. Shaded areas indicate U.S. recessions.

3.	Global Growth – from Low Levels to Expansion

In the first quarter of 2024, the world economy moved into expansion mode, with good upwards momentum. As well, economic data from China in March was quite strong. For growth, my favorite statistic is PMI, partially because it shows a “yes or no” answer. If PMI is over 50, we are in expansion mode. And both global growth and China manufacturing moved into expansion mode in Q1. This is the reason commodity returns have been strong so far this year. And this data supports an allocation to commodities.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended March 31, 2024. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

2

Jan F. van Eck
CEO and President
VanEck ETF Trust

April 18, 2024

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights2”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 https://www.vaneck.com/us/en/insights/investment-outlook/

2 https://www.vaneck.com/us/en/subscribe/

3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2023 to March 31, 2024.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2023 - March 31, 2024(a)
Biotech ETF
Actual	$1,000.00	$1,072.50	0.35%	$1.81
Hypothetical (b)	$1,000.00	$1,023.25	0.35%	$1.77
Digital Transformation ETF
Actual	$1,000.00	$2,125.20	0.51%	$3.98
Hypothetical (b)	$1,000.00	$1,022.45	0.51%	$2.58
Energy Income ETF
Actual	$1,000.00	$1,190.30	0.46%	$2.52
Hypothetical (b)	$1,000.00	$1,022.70	0.46%	$2.33
Environmental Services ETF
Actual	$1,000.00	$1,178.30	0.56%	$3.05
Hypothetical (b)	$1,000.00	$1,022.20	0.56%	$2.83
Gaming ETF
Actual	$1,000.00	$1,106.40	0.68%	$3.58
Hypothetical (b)	$1,000.00	$1,021.60	0.68%	$3.44
Green Infrastructure ETF
Actual	$1,000.00	$986.60	0.45%	$2.23
Hypothetical (b)	$1,000.00	$1,022.75	0.45%	$2.28
Pharmaceutical ETF
Actual	$1,000.00	$1,145.80	0.36%	$1.93
Hypothetical (b)	$1,000.00	$1,023.20	0.36%	$1.82
4

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2023 - March 31, 2024(a)
Retail ETF
Actual	$1,000.00	$1,270.30	0.36%	$2.04
Hypothetical (b)	$1,000.00	$1,023.20	0.36%	$1.82
Robotics ETF
Actual	$1,000.00	$1,277.80	0.47%	$2.68
Hypothetical (b)	$1,000.00	$1,022.65	0.47%	$2.38
Semiconductor ETF
Actual	$1,000.00	$1,561.30	0.35%	$2.24
Hypothetical (b)	$1,000.00	$1,023.25	0.35%	$1.77
Video Gaming and eSports ETF
Actual	$1,000.00	$1,225.00	0.56%	$3.12
Hypothetical (b)	$1,000.00	$1,022.20	0.56%	$2.83

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2024), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
5

VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 3.0%
BeiGene Ltd. (ADR) *	87,634	$13,705,081
Germany: 2.2%
BioNTech SE (ADR) *	106,341	9,809,957
Ireland: 4.4%
ICON Plc (USD) *	59,361	19,942,328
Switzerland: 1.1%
CRISPR Therapeutics AG (USD) * †	69,980	4,769,837
United States: 89.3%
Alnylam Pharmaceuticals, Inc. *	56,342	8,420,312
Amgen, Inc.	233,631	66,425,966
Argenx SE (ADR) *	50,335	19,817,896
Biogen, Inc. *	91,572	19,745,670
BioMarin Pharmaceutical, Inc. *	142,837	12,475,384
Bio-Techne Corp.	138,836	9,772,666
Charles River Laboratories International, Inc. *	45,942	12,447,985
Cytokinetics, Inc. * †	57,893	4,058,878
Exact Sciences Corp. *	141,591	9,778,275
Gilead Sciences, Inc.	493,718	36,164,844
Illumina, Inc. *	145,812	20,022,904
Incyte Corp. *	144,223	8,216,384
IQVIA Holdings, Inc. *	87,506	22,129,392
	Number of Shares	Value
United States (continued)
Moderna, Inc. *	225,648	$24,045,051
Natera, Inc. *	109,428	10,008,285
Neurocrine Biosciences, Inc. *	86,747	11,964,146
QIAGEN NV	202,894	8,722,413
Regeneron Pharmaceuticals, Inc. *	36,058	34,705,464
Repligen Corp. * †	44,781	8,236,122
Sarepta Therapeutics, Inc. *	83,973	10,871,145
Vertex Pharmaceuticals, Inc. *	100,910	42,181,389
		400,210,571
Total Common Stocks (Cost: $454,356,880)		448,437,774

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $1,827)
State Street Navigator Securities Lending Government Money Market Portfolio	1,827	1,827
Total Investments: 100.0% (Cost: $454,358,707)		448,439,601
Liabilities in excess of other assets: 0.0%		(112,981)
NET ASSETS: 100.0%		$448,326,620

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,500,663.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	77.5%	$347,163,964
Life Sciences Tools & Services	22.5	101,273,810
	100.0%	$448,437,774

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$448,437,774	$—	$—	$448,437,774
Money Market Fund	1,827	—	—	1,827
Total Investments	$448,439,601	$—	$—	$448,439,601

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

6

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.3%
Australia: 3.9%
Iris Energy Ltd. (USD) *	800,297	$4,321,604
Canada: 12.5%
Bitfarms Ltd. (USD) *	1,636,971	3,650,445
Hive Digital Technologies Ltd. (USD) *	1,252,639	4,221,393
Hut 8 Corp. (USD) * †	549,124	6,062,329
		13,934,167
China: 3.7%
Canaan, Inc. (ADR) * †	2,735,192	4,157,492
Germany: 9.1%
Bitcoin Group SE	85,348	5,097,324
Northern Data AG * †	173,903	5,028,845
		10,126,169
Singapore: 3.3%
Bitdeer Technologies Group (USD) * †	529,585	3,717,687
United States: 67.8%
Applied Digital Corp. * †	1,056,627	4,522,364
Bakkt Holdings, Inc. * †	2,986,212	1,373,060
Bit Digital, Inc. * †	2,177,608	6,249,735
Block, Inc. *	101,719	8,603,393
Cipher Mining, Inc. *	1,190,524	6,131,199
Cleanspark, Inc. *	347,640	7,373,444
	Number of Shares	Value
United States (continued)
Coinbase Global, Inc. *	32,206	$8,538,455
Galaxy Digital Holdings Ltd. (CAD) * †	423,526	4,528,669
Marathon Digital Holdings, Inc. * †	275,964	6,231,267
MicroStrategy, Inc. * †	5,394	9,194,396
Riot Platforms, Inc. *	435,805	5,334,253
Terawulf, Inc. * †	2,932,248	7,711,812
		75,792,047
Total Common Stocks (Cost: $73,168,529)		112,049,166

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 18.7%
Money Market Fund: 18.7% (Cost: $20,825,573)
State Street Navigator Securities Lending Government Money Market Portfolio	20,825,573	20,825,573
Total Investments: 119.0% (Cost: $93,994,102)		132,874,739
Liabilities in excess of other assets: (19.0)%		(21,257,294)
NET ASSETS: 100.0%		$111,617,445

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,825,220.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	74.9%	$83,908,266
Financials	25.1	28,140,900
	100.0%	$112,049,166

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$4,321,604	$—	$—	$4,321,604
Canada	13,934,167	—	—	13,934,167
China	4,157,492	—	—	4,157,492
Germany	5,097,324	5,028,845	—	10,126,169
Singapore	3,717,687	—	—	3,717,687
United States	75,792,047	—	—	75,792,047
Money Market Fund	20,825,573	—	—	20,825,573
Total Investments	$127,845,894	$5,028,845	$—	$132,874,739

See Notes to Financial Statements

7

VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 78.6%
Energy: 78.6%
Antero Midstream Corp.	108,192	$1,521,179
Archrock, Inc.	34,527	679,146
Cheniere Energy, Inc.	16,664	2,687,570
DT Midstream, Inc.	30,404	1,857,684
Enbridge, Inc.	89,936	3,253,885
EnLink Midstream LLC	36,513	498,037
Equitrans Midstream Corp.	133,727	1,670,250
Gibson Energy, Inc.	61,020	1,038,811
Hess Midstream LP	26,467	956,253
Keyera Corp.	71,298	1,836,468
Kinder Morgan, Inc.	121,615	2,230,419
Kinetik Holdings, Inc.	11,825	471,463
Mattr Corp. *	18,617	244,094
NextDecade Corp. *	44,875	254,890
ONEOK, Inc.	40,627	3,257,067
Overseas Shipholding Group, Inc.	18,320	117,248
Pembina Pipeline Corp.	56,018	1,979,676
Plains GP Holdings LP	28,099	512,807
Targa Resources Corp.	17,002	1,904,054
TC Energy Corp.	59,046	2,373,649
	Number of Shares	Value
Energy (continued)
The Williams Companies, Inc.	75,506	$2,942,469
Total Common Stocks (Cost: $29,495,020)		32,287,119

MASTER LIMITED PARTNERSHIPS: 21.3%
Energy: 21.3%
Delek Logistics Partners LP	1,892	77,553
Energy Transfer LP	117,039	1,841,023
Enterprise Products Partners LP	63,327	1,847,882
Genesis Energy LP	17,704	196,868
MPLX LP	43,673	1,815,050
NGL Energy Partners LP *	19,437	111,957
NuStar Energy LP	15,684	364,967
Plains All American Pipeline LP	82,556	1,449,683
Western Midstream Partners LP	29,010	1,031,306
Total Master Limited Partnerships (Cost: $7,005,911)		8,736,289
Total Investments: 99.9% (Cost: $36,500,931)		41,023,408
Other assets less liabilities: 0.1%		31,881
NET ASSETS: 100.0%		$41,055,289

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$41,023,408

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$32,287,119	$—	$—	$32,287,119
Master Limited Partnerships *	8,736,289	—	—	8,736,289
Total Investments	$41,023,408	$—	$—	$41,023,408

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

8

VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 4.5%
GFL Environmental, Inc. (USD)	98,549	$3,399,940
United States: 95.5%
ABM Industries, Inc.	78,681	3,510,746
Aris Water Solutions, Inc. †	107,702	1,523,983
Casella Waste Systems, Inc. *	34,652	3,426,043
CECO Environmental Corp. *	68,703	1,581,543
Clean Harbors, Inc. *	17,722	3,567,616
Darling Ingredients, Inc. *	74,910	3,484,064
Donaldson Co., Inc.	45,151	3,371,877
Ecolab, Inc.	32,306	7,459,455
Energy Recovery, Inc. *	98,836	1,560,621
Montrose Environmental Group, Inc. *	38,956	1,525,907
Radius Recycling, Inc.	75,776	1,601,147
Republic Services, Inc.	39,310	7,525,506
Stericycle, Inc. *	63,652	3,357,643
STERIS Plc	14,471	3,253,370
Tennant Co.	29,181	3,548,701
	Number of Shares	Value
United States (continued)
Tetra Tech, Inc.	18,626	$3,440,409
Veralto Corp.	38,485	3,412,080
Waste Connections, Inc.	42,847	7,370,113
Waste Management, Inc.	34,787	7,414,849
		71,935,673
Total Common Stocks (Cost: $65,349,530)		75,335,613

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9%
Money Market Fund: 1.9% (Cost: $1,451,928)
State Street Navigator Securities Lending Government Money Market Portfolio	1,451,928	1,451,928
Total Investments: 101.9% (Cost: $66,801,458)		76,787,541
Liabilities in excess of other assets: (1.9)%		(1,463,373)
NET ASSETS: 100.0%		$75,324,168

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $31,654.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	79.1%	$59,537,577
Materials	12.0	9,060,602
Consumer Staples	4.6	3,484,064
Health Care	4.3	3,253,370
	100.0%	$75,335,613

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$75,335,613	$—	$—	$75,335,613
Money Market Fund	1,451,928	—	—	1,451,928
Total Investments	$76,787,541	$—	$—	$76,787,541

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

9

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 9.3%
Aristocrat Leisure Ltd.	79,882	$2,239,343
Lottery Corp. Ltd.	427,487	1,435,272
Star Entertainment Group Ltd. * †	650,446	243,700
Tabcorp Holdings Ltd.	480,984	236,953
		4,155,268
China: 5.6%
Galaxy Entertainment Group Ltd. (HKD)	392,240	1,971,931
Melco Resorts & Entertainment Ltd. (ADR) *	39,642	285,819
SJM Holdings Ltd. (HKD) * †	700,500	214,152
		2,471,902
France: 2.8%
La Francaise des Jeux SAEM 144A	30,060	1,226,482
Greece: 2.0%
OPAP SA	49,358	889,451
Ireland: 7.2%
Flutter Entertainment Plc (GBP) *	16,145	3,221,044
Italy: 1.4%
International Game Technology Plc (USD) †	27,809	628,205
Japan: 1.6%
Heiwa Corp. †	15,400	201,445
Sankyo Co. Ltd. †	48,595	530,964
		732,409
Malaysia: 4.5%
Genting Bhd	585,500	584,534
Genting Malaysia Bhd	771,098	445,310
	Number of Shares	Value
Malaysia (continued)
Genting Singapore Ltd. (SGD)	1,513,500	$993,086
		2,022,930
Malta: 1.1%
Kindred Group Plc (SEK) (SDR)	40,515	471,021
South Korea: 0.8%
Kangwon Land, Inc.	29,676	361,855
Sweden: 5.8%
Evolution AB 144A	20,585	2,559,463
United Kingdom: 3.5%
Entain Plc	110,761	1,112,455
Playtech Plc *	78,380	456,848
		1,569,303
United States: 54.3%
Boyd Gaming Corp.	14,605	983,209
Caesars Entertainment, Inc. *	35,773	1,564,711
Churchill Downs, Inc.	12,185	1,507,894
DraftKings, Inc. *	68,897	3,128,613
Gaming and Leisure Properties, Inc.	43,660	2,011,416
Las Vegas Sands Corp.	69,791	3,608,195
Light & Wonder, Inc. *	14,138	1,443,348
MGM Resorts International * †	52,493	2,478,195
Penn Entertainment, Inc. *	23,582	429,428
Sands China Ltd. (HKD) *	647,600	1,827,139
VICI Properties, Inc.	106,731	3,179,516
Wynn Resorts Ltd.	20,029	2,047,565
		24,209,229
Total Common Stocks (Cost: $53,150,640)		44,518,562
Total Investments: 99.9% (Cost: $53,150,640)		44,518,562
Other assets less liabilities: 0.1%		29,171
NET ASSETS: 100.0%		$44,547,733

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $3,116,990.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,785,945, or 8.5% of net assets.

See Notes to Financial Statements

10

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	88.3%	$39,327,629
Real Estate	11.7	5,190,933
	100.0%	$44,518,562

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,155,268	$—	$4,155,268
China	285,819	2,186,083	—	2,471,902
France	—	1,226,482	—	1,226,482
Greece	—	889,451	—	889,451
Ireland	—	3,221,044	—	3,221,044
Italy	628,205	—	—	628,205
Japan	—	732,409	—	732,409
Malaysia	—	2,022,930	—	2,022,930
Malta	—	471,021	—	471,021
South Korea	—	361,855	—	361,855
Sweden	—	2,559,463	—	2,559,463
United Kingdom	456,848	1,112,455	—	1,569,303
United States	22,382,090	1,827,139	—	24,209,229
Total Investments	$23,752,962	$20,765,600	$—	$44,518,562

See Notes to Financial Statements

11

VANECK GREEN INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.2%
Automobiles & Components: 13.6%
BorgWarner, Inc.	2,069	$71,877
Lucid Group, Inc. * †	19,405	55,304
Rivian Automotive, Inc. * †	4,530	49,604
Tesla, Inc. *	358	62,933
		239,718
Capital Goods: 19.4%
Ameresco, Inc. *	301	7,263
Array Technologies, Inc. *	1,331	19,845
Bloom Energy Corp. * †	1,972	22,165
ChargePoint Holdings, Inc. * †	3,170	6,023
Donaldson Co., Inc.	1,058	79,011
Energy Recovery, Inc. *	498	7,863
FuelCell Energy, Inc. * †	3,967	4,721
Nikola Corp. * †	8,673	9,020
Plug Power, Inc. * †	5,330	18,335
Quanta Services, Inc.	447	116,131
SES AI Corp. * †	2,710	4,553
Shoals Technologies Group, Inc. *	1,496	16,725
SunPower Corp. * †	1,542	4,626
Sunrun, Inc. *	1,918	25,279
		341,560
Commercial & Professional Services: 23.2%
Casella Waste Systems, Inc. *	502	49,633
Clean Harbors, Inc. *	476	95,824
Montrose Environmental Group, Inc. *	266	10,419
Republic Services, Inc.	538	102,995
Stericycle, Inc. *	815	42,991
Waste Management, Inc.	503	107,214
		409,076
Consumer Discretionary Distribution & Retail: 0.1%
EVgo, Inc. *	912	2,289
Energy: 9.2%
Cheniere Energy, Inc.	506	81,608
Clean Energy Fuels Corp. *	1,963	5,261
Green Plains, Inc. *	524	12,115
New Fortress Energy, Inc. †	1,805	55,215
REX American Resources Corp. *	154	9,041
		163,240
Materials: 5.9%
Ecolab, Inc.	452	104,367
	Number of Shares	Value
Semiconductors & Semiconductor Equipment: 11.4%
Enphase Energy, Inc. *	811	$98,115
First Solar, Inc. *	603	101,786
		199,901
Technology Hardware & Equipment: 2.1%
Itron, Inc. *	400	37,008
Utilities: 14.3%
Altus Power, Inc. *	1,400	6,692
Brookfield Renewable Corp.	1,582	38,870
Clearway Energy, Inc.	725	16,711
IDACORP, Inc.	446	41,429
Montauk Renewables, Inc. *	1,265	5,262
NextEra Energy Partners LP	823	24,756
Northwestern Energy Group, Inc.	539	27,451
Ormat Technologies, Inc.	531	35,147
Southwest Gas Holdings, Inc.	630	47,962
Sunnova Energy International, Inc. * †	1,078	6,608
		250,888
Total Common Stocks (Cost: $1,887,556)		1,748,047

MASTER LIMITED PARTNERSHIP: 0.7% (Cost: $8,744)
Utilities: 0.7%
Suburban Propane Partners LP	564	11,523

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $1,896,300)		1,759,570

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.5%
Money Market Fund: 5.5% (Cost: $96,994)
State Street Navigator Securities Lending Government Money Market Portfolio	96,994	96,994
Total Investments: 105.4% (Cost: $1,993,294)		1,856,564
Liabilities in excess of other assets: (5.4)%		(94,645)
NET ASSETS: 100.0%		$1,761,919

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $212,415.
*	Non-income producing

See Notes to Financial Statements

12

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	42.7%	$750,637
Utilities	14.9	262,411
Consumer Discretionary	13.7	242,007
Information Technology	13.5	236,909
Energy	9.3	163,239
Materials	5.9	104,367
	100.0%	$1,759,570

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,748,047	$—	$—	$1,748,047
Master Limited Partnership *	11,523	—	—	11,523
Money Market Fund	96,994	—	—	96,994
Total Investments	$1,856,564	$—	$—	$1,856,564

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

13

VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Denmark: 9.4%
Novo Nordisk A/S (ADR)	407,901	$52,374,488
France: 4.5%
Sanofi SA (ADR) †	519,068	25,226,705
Israel: 2.8%
Teva Pharmaceutical Industries Ltd. (ADR) *	1,101,853	15,547,146
Japan: 4.2%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,684,760	23,401,317
Switzerland: 4.7%
Novartis AG (ADR)	270,440	26,159,661
United Kingdom: 14.1%
AstraZeneca Plc (ADR)	421,310	28,543,752
GSK Plc (ADR) †	580,696	24,894,438
Haleon Plc (ADR) †	2,971,084	25,224,503
		78,662,693
United States: 59.9%
AbbVie, Inc.	185,213	33,727,287
Bausch Health Cos, Inc. * †	291,092	3,088,486
Bristol-Myers Squibb Co.	463,638	25,143,089
Catalent, Inc. *	91,620	5,171,949
Cencora, Inc.	105,456	25,624,753
Elanco Animal Health, Inc. *	321,310	5,230,927
Eli Lilly & Co.	84,018	65,362,643
	Number of Shares	Value
United States (continued)
Jazz Pharmaceuticals Plc *	50,309	$6,058,210
Johnson & Johnson	234,298	37,063,601
McKesson Corp.	47,136	25,304,962
Merck & Co., Inc.	262,344	34,616,291
Organon & Co. †	171,910	3,231,908
Patterson Companies, Inc. †	63,954	1,768,328
Perrigo Co. Plc	110,761	3,565,396
Pfizer, Inc.	910,227	25,258,799
Viatris, Inc.	860,036	10,268,830
Zoetis, Inc.	134,853	22,818,476
		333,303,935
Total Common Stocks (Cost: $543,711,805)		554,675,945

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6%
Money Market Fund: 4.6% (Cost: $25,657,783)
State Street Navigator Securities Lending Government Money Market Portfolio	25,657,783	25,657,783
Total Investments: 104.2% (Cost: $569,369,588)		580,333,728
Liabilities in excess of other assets: (4.2)%		(23,539,882)
NET ASSETS: 100.0%		$556,793,846

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $54,734,258.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Pharmaceuticals	79.9%	$443,026,112
Health Care Distributors	9.5	52,698,043
Biotechnology	6.1	33,727,287
Personal Care Products	4.5	25,224,503
	100.0%	$554,675,945

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$554,675,945	$—	$—	$554,675,945
Money Market Fund	25,657,783	—	—	25,657,783
Total Investments	$580,333,728	$—	$—	$580,333,728

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

14

VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
China: 2.6%
JD.com, Inc. (ADR) †	201,492	$5,518,866
United States: 97.5%
Amazon.com, Inc. *	243,939	44,001,717
AutoZone, Inc. *	2,304	7,261,402
Bath & Body Works, Inc.	24,221	1,211,534
Best Buy Co., Inc.	22,042	1,808,105
Cardinal Health, Inc.	27,656	3,094,706
Cencora, Inc.	19,764	4,802,454
Costco Wholesale Corp.	24,042	17,613,891
CVS Health Corp.	128,105	10,217,655
Dollar General Corp.	24,243	3,783,363
Dollar Tree, Inc. *	22,648	3,015,581
Lowe’s Companies, Inc.	43,886	11,179,081
Lululemon Athletica, Inc. *	14,159	5,531,213
McKesson Corp.	17,503	9,396,486
	Number of Shares	Value
United States (continued)
O’Reilly Automotive, Inc. *	8,055	$9,093,128
Ross Stores, Inc.	41,013	6,019,068
Sysco Corp.	63,881	5,185,860
Target Corp.	52,491	9,301,930
The Home Depot, Inc.	50,074	19,208,386
The Kroger Co.	85,306	4,873,532
The TJX Companies, Inc.	98,790	10,019,282
Tractor Supply Co. †	11,920	3,119,702
Ulta Beauty, Inc. *	6,232	3,258,588
Walgreens Boots Alliance, Inc.	82,644	1,792,548
Walmart, Inc.	254,524	15,314,709
		210,103,921
Total Common Stocks (Cost: $189,818,442)		215,622,787
Total Investments: 100.1% (Cost: $189,818,442)		215,622,787
Liabilities in excess of other assets: (0.1)%		(267,155)
NET ASSETS: 100.0%		$215,355,632

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,287,148.
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	59.0%	$127,230,073
Consumer Staples	28.2	60,881,413
Health Care	12.8	27,511,301
	100.0%	$215,622,787

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$215,622,787	$—	$—	$215,622,787

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

15

VANECK ROBOTICS ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 0.9%
Altium Ltd.	2,055	$87,391
Austria: 0.9%
Andritz AG	1,359	84,792
Canada: 0.6%
ATS Corp. (USD) *	1,720	57,998
China: 0.6%
Hollysys Automation Technologies Ltd. (USD) * †	2,489	63,669
Finland: 0.9%
Konecranes Oyj	1,713	89,010
France: 3.9%
Dassault Systemes SE	8,610	381,546
Germany: 6.3%
Duerr AG	2,620	60,607
Jenoptik AG *	1,544	48,013
Krones AG	526	69,708
Siemens AG	2,355	450,140
		628,468
Israel: 0.7%
Nova Ltd. (USD) *	363	64,389
Japan: 20.2%
Amada Co. Ltd.	6,500	74,457
Argo Graphics, Inc.	1,400	39,382
Azbil Corp.	2,000	55,344
Daifuku Co. Ltd.	4,400	105,490
Daihen Corp.	1,400	87,404
Denso Corp.	16,400	314,160
FANUC Corp.	6,600	184,159
Fuji Corp.	3,500	61,884
Keyence Corp.	1,000	464,368
Lasertec Corp.	300	85,529
OKUMA Corp.	1,300	61,844
Omron Corp.	2,100	75,212
Optex Group Co. Ltd.	2,900	37,824
Renesas Electronics Corp.	4,400	78,429
Tokyo Electron Ltd.	600	156,306
Yaskawa Electric Corp.	2,300	97,944
		1,979,736
Netherlands: 5.8%
ASML Holding N.V. (USD)	591	573,548
Norway: 0.7%
AutoStore Holdings Ltd. 144A *	37,476	69,369
Sweden: 2.3%
Hexagon AB	19,531	231,121
Switzerland: 6.8%
ABB Ltd.	10,077	468,072
Interroll Holding AG	23	76,529
Kardex Holding AG	229	64,371
	Number of Shares	Value
Switzerland (continued)
STMicroelectronics N.V. (USD)	1,570	$67,887
		676,859
United Kingdom: 2.0%
Renishaw Plc	1,466	78,494
TechnipFMC Plc (USD)	4,615	115,883
		194,377
United States: 47.3%
Altair Engineering, Inc. *	746	64,268
Ambarella, Inc. *	889	45,135
Analog Devices, Inc.	761	150,518
ANSYS, Inc. *	604	209,685
Applied Materials, Inc.	1,105	227,884
Aspen Technology, Inc. *	380	81,046
Autodesk, Inc. *	1,356	353,130
Bentley Systems, Inc.	3,096	161,673
Cognex Corp.	2,189	92,857
Emerson Electric Co.	3,616	410,127
Intuitive Surgical, Inc. *	487	194,357
KLA Corp.	223	155,781
Lam Research Corp.	201	195,286
Lattice Semiconductor Corp. *	804	62,897
Lincoln Electric Holdings, Inc.	543	138,704
Microchip Technology, Inc.	1,054	94,554
Novanta, Inc. *	508	88,783
NVIDIA Corp.	899	812,301
ON Semiconductor Corp. *	942	69,284
Onto Innovation, Inc. *	354	64,102
PTC, Inc. *	1,176	222,193
Rockwell Automation, Inc.	728	212,088
Symbotic, Inc. *	1,300	58,500
TE Connectivity Ltd.	594	86,273
Teledyne Technologies, Inc. *	408	175,163
Teradyne, Inc.	597	67,360
Texas Instruments, Inc.	1,211	210,968
		4,704,917
Total Common Stocks (Cost: $8,832,711)		9,887,190

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6%
Money Market Fund: 0.6% (Cost: $57,853)
State Street Navigator Securities Lending Government Money Market Portfolio	57,853	57,853
Total Investments: 100.5% (Cost: $8,890,564)		9,945,043
Liabilities in excess of other assets: (0.5)%		(49,080)
NET ASSETS: 100.0%		$9,895,963

See Notes to Financial Statements

16

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $56,276.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $69,369, or 0.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	63.5%	$6,279,592
Industrials	30.2	2,983,198
Consumer Discretionary	3.2	314,160
Health Care	1.9	194,357
Energy	1.2	115,883
	100.0%	$9,887,190

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$87,391	$—	$87,391
Austria	—	84,792	—	84,792
Canada	57,998	—	—	57,998
China	63,669	—	—	63,669
Finland	—	89,010	—	89,010
France	—	381,546	—	381,546
Germany	—	628,468	—	628,468
Israel	64,389	—	—	64,389
Japan	—	1,979,736	—	1,979,736
Netherlands	573,548	—	—	573,548
Norway	—	69,369	—	69,369
Sweden	—	231,121	—	231,121
Switzerland	67,887	608,972	—	676,859
United Kingdom	115,883	78,494	—	194,377
United States	4,704,917	—	—	4,704,917
Money Market Fund	57,853	—	—	57,853
Total Investments	$5,706,144	$4,238,899	$—	$9,945,043

See Notes to Financial Statements

17

VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Bermuda: 1.8%
Marvell Technology, Inc. (USD)	4,552,695	$322,695,022
Netherlands: 6.9%
ASML Holding N.V. (USD)	924,219	896,926,813
NXP Semiconductors N.V. (USD)	1,496,044	370,674,822
		1,267,601,635
Switzerland: 1.2%
STMicroelectronics N.V. (USD) †	5,311,678	229,676,957
Taiwan: 11.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,038,964	2,182,101,052
United States: 78.2%
Advanced Micro Devices, Inc. *	4,405,101	795,076,679
Analog Devices, Inc.	3,334,812	659,592,465
Applied Materials, Inc.	3,935,813	811,682,715
Broadcom, Inc.	1,067,210	1,414,490,806
Cadence Design Systems, Inc. *	1,764,543	549,266,945
Intel Corp.	18,761,211	828,682,690
KLA Corp.	909,404	635,282,352
Lam Research Corp.	850,497	826,317,370
Microchip Technology, Inc.	3,458,781	310,287,244
	Number of Shares	Value
United States (continued)
Micron Technology, Inc.	6,886,759	$811,880,019
Monolithic Power Systems, Inc.	275,990	186,961,146
NVIDIA Corp.	4,184,202	3,780,677,559
ON Semiconductor Corp. *	2,285,053	168,065,648
Qorvo, Inc. *	617,976	70,962,184
Qualcomm, Inc.	4,973,877	842,077,376
Skyworks Solutions, Inc.	1,038,525	112,493,028
Synopsys, Inc. *	1,038,161	593,309,011
Teradyne, Inc.	880,572	99,354,939
Texas Instruments, Inc.	4,858,674	846,429,598
Universal Display Corp.	314,668	53,005,825
		14,395,895,599
Total Common Stocks (Cost: $16,387,269,271)		18,397,970,265

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $37,481,622)
State Street Navigator Securities Lending Government Money Market Portfolio	37,481,622	37,481,622
Total Investments: 100.2% (Cost: $16,424,750,893)		18,435,451,887
Liabilities in excess of other assets: (0.2)%		(31,235,644)
NET ASSETS: 100.0%		$18,404,216,243

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $44,582,040.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Semiconductors	76.0%	$13,985,830,119
Semiconductor Materials & Equipment	17.8	3,269,564,189
Application Software	6.2	1,142,575,957
	100.0%	$18,397,970,265

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$18,397,970,265	$—	$—	$18,397,970,265
Money Market Fund	37,481,622	—	—	37,481,622
Total Investments	$18,435,451,887	$—	$—	$18,435,451,887

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

18

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 4.2%
Aristocrat Leisure Ltd. †	378,782	$10,618,449
China: 17.9%
Kingsoft Corp. Ltd. (HKD)	1,511,600	4,665,564
NetEase, Inc. (ADR)	173,889	17,992,295
Tencent Holdings Ltd. (HKD)	586,500	22,845,449
		45,503,308
France: 1.6%
Ubisoft Entertainment SA *	188,961	3,978,839
Ireland: 0.9%
Keywords Studios Plc (GBP)	143,545	2,358,335
Japan: 24.0%
Bandai Namco Holdings, Inc.	589,600	10,942,646
Capcom Co. Ltd.	576,200	10,797,082
Konami Group Corp.	150,400	10,247,463
Nexon Co. Ltd.	498,400	8,286,069
Nintendo Co. Ltd.	298,100	16,269,473
Square Enix Holdings Co. Ltd. †	111,400	4,297,225
		60,839,958
Poland: 1.6%
CD Projekt SA †	138,255	4,051,857
South Korea: 5.8%
Krafton, Inc. *	56,567	10,505,474
NCSoft Corp.	26,549	4,061,401
		14,566,875
Sweden: 1.5%
Embracer Group AB * †	1,761,211	3,840,882

	Number of Shares	Value
Taiwan: 7.4%
Micro-Star International Co. Ltd.	1,574,000	$8,213,652
Sea Ltd. (ADR) *	194,324	10,437,142
		18,650,794
United States: 35.1%
Advanced Micro Devices, Inc. *	97,144	17,533,520
AppLovin Corp. *	183,773	12,720,767
Electronic Arts, Inc.	113,919	15,113,634
GameStop Corp. *	434,847	5,444,284
Roblox Corp. *	354,948	13,551,915
Take-Two Interactive Software, Inc. *	89,404	13,275,600
Unity Software, Inc. * †	427,891	11,424,690
		89,064,410
Total Common Stocks (Cost: $272,808,332)		253,473,707

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4%
Money Market Fund: 2.4% (Cost: $6,186,741)
State Street Navigator Securities Lending Government Money Market Portfolio	6,186,741	6,186,741
Total Investments: 102.4% (Cost: $278,995,073)		259,660,448
Liabilities in excess of other assets: (2.4)%		(6,063,346)
NET ASSETS: 100.0%		$253,597,102

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $24,981,932.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	68.7%	$174,217,362
Information Technology	20.6	52,250,965
Consumer Discretionary	10.7	27,005,380
	100.0%	$253,473,707

See Notes to Financial Statements

19

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$10,618,449	$—	$10,618,449
China	17,992,295	27,511,013	—	45,503,308
France	—	3,978,839	—	3,978,839
Ireland	—	2,358,335	—	2,358,335
Japan	—	60,839,958	—	60,839,958
Poland	—	4,051,857	—	4,051,857
South Korea	—	14,566,875	—	14,566,875
Sweden	—	3,840,882	—	3,840,882
Taiwan	10,437,142	8,213,652	—	18,650,794
United States	89,064,410	—	—	89,064,410
Money Market Fund	6,186,741	—	—	6,186,741
Total Investments	$123,680,588	$135,979,860	$—	$259,660,448

See Notes to Financial Statements

20

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2024 (unaudited)

	Biotech ETF	Digital Transformation ETF	Energy Income ETF	Environmental Services ETF
Assets:
Investments, at value (1) Unaffiliated issuers (2)	$448,437,774	$112,049,166	$41,023,408	$75,335,613
Short-term investments held as collateral for securities loaned (3)	1,827	20,825,573	—	1,451,928
Cash	81,135	214,095	—	449,035
Cash denominated in foreign currency, at value (4)	—	106	—	—
Receivables:
Investment securities sold	4,156,680	2,594,393	—	11,556,944
Shares of beneficial interest sold	—	575,037	—	—
Dividends and interest	9,074	139,496	101,351	52,319
Federal and State income taxes	—	—	18,570	—
Prepaid expenses	—	—	—	1,345
Other assets	231	—	—	—
Total assets	452,686,721	136,397,866	41,143,329	88,847,184
Liabilities:
Payables:
Investment securities purchased	—	3,911,537	—	6,972,056
Shares of beneficial interest redeemed	4,156,821	—	—	5,024,559
Collateral for securities loaned	1,827	20,825,573	—	1,451,928
Line of credit	—	—	63,552	—
Due to Adviser	135,622	43,311	15,227	27,424
Due to custodian	—	—	8,971	—
Deferred Trustee fees	64,926	—	—	4,609
Accrued expenses	905	—	290	42,440
Total liabilities	4,360,101	24,780,421	88,040	13,523,016
NET ASSETS	$448,326,620	$111,617,445	$41,055,289	$75,324,168
Shares outstanding	2,696,503	9,625,000	539,720	450,000
Net asset value, redemption and offering price per share	$166.26	$11.60	$76.07	$167.39
Net Assets consist of:
Aggregate paid in capital	$645,555,357	$138,034,358	$34,543,918	$85,893,495
Total distributable earnings (loss)	(197,228,737)	(26,416,913)	6,511,371	(10,569,327)
NET ASSETS	$448,326,620	$111,617,445	$41,055,289	$75,324,168
(1) Value of securities on loan	$15,500,663	$28,825,220	$—	$31,654
(2) Cost of investments - Unaffiliated issuers	$454,356,880	$73,168,529	$36,500,931	$65,349,530
(3) Cost of short-term investments held as collateral for securities loaned	$1,827	$20,825,573	$—	$1,451,928
(4) Cost of cash denominated in foreign currency	$—	$107	$—	$—

See Notes to Financial Statements

21

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2024 (unaudited)

	Gaming ETF	Green Infrastructure ETF	Pharmaceutical ETF	Retail ETF
Assets:
Investments, at value (1) Unaffiliated issuers (2)	$44,518,562	$1,759,570	$554,675,945	$215,622,787
Short-term investments held as collateral for securities loaned (3)	—	96,994	25,657,783	—
Cash	—	1,304	—	—
Cash denominated in foreign currency, at value (4)	21,882	—	—	—
Receivables:
Shares of beneficial interest sold	—	—	22,686,238	—
Dividends and interest	172,867	1,697	2,382,551	105,642
Prepaid expenses	1,017	—	—	—
Other assets	—	—	21,525	—
Total assets	44,714,328	1,859,565	605,424,042	215,728,429
Liabilities:
Payables:
Investment securities purchased	—	—	22,685,187	—
Collateral for securities loaned	—	96,994	25,657,783	—
Line of credit	—	—	70,593	300,305
Due to Adviser	15,317	652	159,472	58,887
Due to custodian	84,795	—	20,277	2,634
Deferred Trustee fees	10,845	—	36,037	10,259
Accrued expenses	55,638	—	847	712
Total liabilities	166,595	97,646	48,630,196	372,797
NET ASSETS	$44,547,733	$1,761,919	$556,793,846	$215,355,632
Shares outstanding	1,025,000	75,000	6,138,138	1,021,531
Net asset value, redemption and offering price per share	$43.46	$23.49	$90.71	$210.82
Net Assets consist of:
Aggregate paid in capital	$81,384,322	$1,943,233	$677,604,472	$215,633,467
Total distributable earnings (loss)	(36,836,589)	(181,314)	(120,810,626)	(277,835)
NET ASSETS	$44,547,733	$1,761,919	$556,793,846	$215,355,632
(1) Value of securities on loan	$3,116,990	$212,415	$54,734,258	$7,287,148
(2) Cost of investments - Unaffiliated issuers	$53,150,640	$1,896,300	$543,711,805	$189,818,442
(3) Cost of short-term investments held as collateral for securities loaned	$—	$96,994	$25,657,783	$—
(4) Cost of cash denominated in foreign currency	$21,879	$—	$—	$—

See Notes to Financial Statements

22

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2024 (unaudited)

	Robotics ETF	Semiconductor ETF	Video Gaming and eSports ETF
Assets:
Investments, at value (1) Unaffiliated issuers (2)	$9,887,190	$18,397,970,265	$253,473,707
Short-term investments held as collateral for securities loaned (3)	57,853	37,481,622	6,186,741
Cash	—	—	117,234
Cash denominated in foreign currency, at value (4)	16,868	—	33,443
Receivables:
Investment securities sold	—	168,691,015	—
Shares of beneficial interest sold	—	78,742,734	—
Dividends and interest	16,618	16,797,789	629,117
Prepaid expenses	—	—	1,868
Total assets	9,978,529	18,699,683,425	260,442,110
Liabilities:
Payables:
Investment securities purchased	—	78,744,445	447,047
Shares of beneficial interest redeemed	—	168,687,158	—
Collateral for securities loaned	57,853	37,481,622	6,186,741
Line of credit	—	4,987,135	—
Due to Adviser	3,386	5,301,136	111,997
Due to custodian	21,327	153,283	—
Deferred Trustee fees	—	97,455	13,926
Accrued expenses	—	14,948	85,297
Total liabilities	82,566	295,467,182	6,845,008
NET ASSETS	$9,895,963	$18,404,216,243	$253,597,102
Shares outstanding	225,000	81,791,874	4,050,000
Net asset value, redemption and offering price per share	$43.98	$225.01	$62.62
Net Assets consist of:
Aggregate paid in capital	$8,818,390	$14,779,990,586	$297,945,979
Total distributable earnings (loss)	1,077,573	3,624,225,657	(44,348,877)
NET ASSETS	$9,895,963	$18,404,216,243	$253,597,102
(1) Value of securities on loan	$56,276	$44,582,040	$24,981,932
(2) Cost of investments - Unaffiliated issuers	$8,832,711	$16,387,269,271	$272,808,332
(3) Cost of short-term investments held as collateral for securities loaned	$57,853	$37,481,622	$6,186,741
(4) Cost of cash denominated in foreign currency	$16,859	$—	$33,441

See Notes to Financial Statements

23

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2024 (unaudited)

	Biotech ETF	Digital Transformation ETF	Energy Income ETF	Environmental Services ETF
Income:
Dividends	$2,287,723	$—	$799,935	$310,526
Interest	21,312	970	147	2,070
Securities lending income	6,591	689,701	—	128,570
Foreign taxes withheld	—	(574)	(53,811)	(4,960)
Total income	2,315,626	690,097	746,271	436,206
Expenses:
Management fees	797,241	183,122	88,229	185,749
Professional fees	—	—	—	21,427
Custody and accounting fees	—	—	—	13,191
Reports to shareholders	—	—	—	7,520
Trustees’ fees and expenses	—	—	—	970
Registration fees	—	—	—	3,234
Insurance	—	—	—	1,892
Interest	1,818	3,632	2,666	1,665
Taxes	57	173	32	242
Other	—	—	—	320
Total expenses	799,116	186,927	90,927	236,210
Expenses assumed by the Adviser	—	—	—	(29,978)
Net expenses	799,116	186,927	90,927	206,232
Net investment income	1,516,510	503,170	655,344	229,974

Net realized gain (loss) on:
Investments	(18,888,296)	4,154,139	54,570	(6,059,079)
In-kind redemptions	37,401,659	5,366,289	2,851,055	5,828,975
Foreign currency transactions and foreign denominated assets and liabilities	—	(1,646)	(800)	(97)
Net realized gain (loss)	18,513,363	9,518,782	2,904,825	(230,201)

Net change in unrealized appreciation (depreciation) on:
Investments	13,039,119	42,901,663	3,182,316	12,356,136
Foreign currency translations and foreign denominated assets and liabilities	—	239	417	—
Net change in unrealized appreciation (depreciation)	13,039,119	42,901,902	3,182,733	12,356,136
Net increase in net assets resulting from operations	$33,068,992	$52,923,854	$6,742,902	$12,355,909

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2024 (unaudited)

	Gaming ETF	Green Infrastructure ETF	Pharmaceutical ETF	Retail ETF
Income:
Dividends	$412,476	$7,581	$5,848,367	$1,397,890
Interest	1,579	37	1,490	1,115
Securities lending income	3,949	3,929	84,399	1,409
Foreign taxes withheld	(16,718)	(155)	(233,958)	—
Total income	401,286	11,392	5,700,298	1,400,414
Expenses:
Management fees	115,138	3,872	784,243	304,966
Professional fees	22,233	—	—	—
Custody and accounting fees	21,947	—	—	—
Reports to shareholders	9,781	—	—	—
Trustees’ fees and expenses	667	—	—	—
Registration fees	2,008	—	—	—
Insurance	1,920	—	—	—
Interest	6,785	—	20,314	5,592
Taxes	242	—	172	57
Other	2,063	—	—	—
Total expenses	182,784	3,872	804,729	310,615
Expenses assumed by the Adviser	(26,079)	—	—	—
Net expenses	156,705	3,872	804,729	310,615
Net investment income	244,581	7,520	4,895,569	1,089,799

Net realized gain (loss) on:
Investments	(627,540)	(82,763)	(13,117,935)	(1,698,489)
In-kind redemptions	(942,086)	84,451	25,086,084	4,532,285
Foreign currency transactions and foreign denominated assets and liabilities	(47,200)	—	—	—
Net realized gain (loss)	(1,616,826)	1,688	11,968,149	2,833,796

Net change in unrealized appreciation (depreciation) on:
Investments	5,827,168	(8,455)	43,944,903	38,208,108
Foreign currency translations and foreign denominated assets and liabilities	36,123	—	—	—
Net change in unrealized appreciation (depreciation)	5,863,291	(8,455)	43,944,903	38,208,108
Net increase in net assets resulting from operations	$4,491,046	$753	$60,808,621	$42,131,703

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2024 (unaudited)

	Robotics ETF	Semiconductor ETF	Video Gaming and eSports ETF
Income:
Dividends	$45,981	$66,717,523	$1,039,066
Interest	110	145,818	13,634
Securities lending income	265	19,362	59,262
Foreign taxes withheld	(5,098)	(4,087,894)	(74,692)
Total income	41,258	62,794,809	1,037,270
Expenses:
Management fees	10,890	22,146,982	626,293
Professional fees	—	—	23,631
Custody and accounting fees	—	—	27,765
Reports to shareholders	—	—	22,042
Trustees’ fees and expenses	—	—	3,195
Registration fees	—	—	2,009
Insurance	—	—	3,687
Interest	—	34,488	10,605
Taxes	—	57	274
Other	—	—	2,969
Total expenses	10,890	22,181,527	722,470
Expenses assumed by the Adviser	—	—	(22,668)
Net expenses	10,890	22,181,527	699,802
Net investment income	30,368	40,613,282	337,468

Net realized gain (loss) on:
Investments	(920)	(155,302,340)	(6,825,436)
In-kind redemptions	—	2,674,367,507	47,800,698
Foreign currency transactions and foreign denominated assets and liabilities	(83)	—	(373)
Net realized gain (loss)	(1,003)	2,519,065,167	40,974,889

Net change in unrealized appreciation (depreciation) on:
Investments	1,137,647	3,150,280,900	8,364,996
Foreign currency translations and foreign denominated assets and liabilities	25	—	(2,085)
Net change in unrealized appreciation (depreciation)	1,137,672	3,150,280,900	8,362,911
Net increase in net assets resulting from operations	$1,167,037	$5,709,959,349	$49,675,268

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Digital Transformation ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$1,516,510	$2,149,005	$503,170	$964,256
Net realized gain (loss)	18,513,363	13,770,875	9,518,782	(28,616,483)
Net change in unrealized appreciation (depreciation)	13,039,119	29,952,104	42,901,902	28,753,889
Net increase in net assets resulting from operations	33,068,992	45,871,984	52,923,854	1,101,662
Distributions to shareholders from:
Distributable earnings	(2,099,973)	(2,299,941)	—	—

Share transactions*:
Proceeds from sale of shares	72,253,025	146,025,652	24,093,690	16,892,224
Cost of shares redeemed	(105,874,804)	(152,922,723)	(8,650,097)	(4,679,909)
Increase (decrease) in net assets resulting from share transactions	(33,621,779)	(6,897,071)	15,443,593	12,212,315
Total increase (decrease) in net assets	(2,652,760)	36,674,972	68,367,447	13,313,977
Net Assets, beginning of period	450,979,380	414,304,408	43,249,998	29,936,021
Net Assets, end of period	$448,326,620	$450,979,380	$111,617,445	$43,249,998
*Shares of Common Stock Issued (no par value)
Shares sold	450,000	900,000	2,525,000	2,650,000
Shares redeemed	(650,000)	(950,000)	(825,000)	(775,000)
Net increase (decrease)	(200,000)	(50,000)	1,700,000	1,875,000

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Energy Income ETF		Environmental Services ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$655,344	$755,431	$229,974	$623,255
Net realized gain (loss)	2,904,825	3,061,316	(230,201)	2,726,546
Net change in unrealized appreciation (depreciation)	3,182,733	1,700,138	12,356,136	2,443,348
Net increase in net assets resulting from operations	6,742,902	5,516,885	12,355,909	5,793,149
Distributions to shareholders from:
Distributable earnings	(593,435)	(674,492)	(725,000)	(284,988)
Return of capital	—	(596,281)	—	—
Total distributions	(593,435)	(1,270,773)	(725,000)	(284,988)

Share transactions*:
Proceeds from sale of shares	8,625,146	7,944,408	11,091,319	24,471,616
Cost of shares redeemed	(10,353,828)	(6,231,606)	(24,837,156)	(20,455,468)
Increase (decrease) in net assets resulting from share transactions	(1,728,682)	1,712,802	(13,745,837)	4,016,148
Total increase (decrease) in net assets	4,420,785	5,958,914	(2,114,928)	9,524,309
Net Assets, beginning of period	36,634,504	30,675,590	77,439,096	67,914,787
Net Assets, end of period	$41,055,289	$36,634,504	$75,324,168	$77,439,096
*Shares of Common Stock Issued (no par value)
Shares sold	125,000	125,000	70,000	160,000
Shares redeemed	(150,000)	(100,000)	(160,000)	(140,000)
Net increase (decrease)	(25,000)	25,000	(90,000)	20,000

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gaming ETF		Green Infrastructure ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Period Ended March 31, 2024 (unaudited)	Period Ended September 30, 2023(a)
Operations:
Net investment income	$244,581	$801,130	$7,520	$13,751
Net realized gain (loss)	(1,616,826)	3,004,642	1,688	29,496
Net change in unrealized appreciation (depreciation)	5,863,291	14,234,976	(8,455)	(128,274)
Net increase (decrease) in net assets resulting from operations	4,491,046	18,040,748	753	(85,027)
Distributions to shareholders from:
Distributable earnings	(799,988)	(424,958)	(15,998)	(3,000)

Share transactions*:
Proceeds from sale of shares	—	33,573,611	600,664	2,535,936
Cost of shares redeemed	(9,072,528)	(61,822,546)	(624,503)	(646,906)
Increase (decrease) in net assets resulting from share transactions	(9,072,528)	(28,248,935)	(23,839)	1,889,030
Total increase (decrease) in net assets	(5,381,470)	(10,633,145)	(39,084)	1,801,003
Net Assets, beginning of period	49,929,203	60,562,348	1,801,003	—
Net Assets, end of period	$44,547,733	$49,929,203	$1,761,919	$1,801,003
*Shares of Common Stock Issued (no par value)
Shares sold	—	825,000	25,000	100,000
Shares redeemed	(225,000)	(1,425,000)	(25,000)	(25,000)
Net increase (decrease)	(225,000)	(600,000)	—	75,000

(a)	For the period October 19, 2022 (commencement of operations) through September 30, 2023.

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Pharmaceutical ETF		Retail ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$4,895,569	$8,740,815	$1,089,799	$1,429,429
Net realized gain (loss)	11,968,149	29,314,853	2,833,796	(5,549,934)
Net change in unrealized appreciation (depreciation)	43,944,903	54,260,353	38,208,108	17,476,048
Net increase in net assets resulting from operations	60,808,621	92,316,021	42,131,703	13,355,543
Distributions to shareholders from:
Distributable earnings	(3,502,573)	(8,998,067)	(1,849,973)	(1,700,040)

Share transactions*:
Proceeds from sale of shares	318,050,835	673,169,628	38,834,735	33,356,739
Cost of shares redeemed	(248,609,333)	(850,179,679)	(18,330,145)	(40,875,022)
Increase (decrease) in net assets resulting from share transactions	69,441,502	(177,010,051)	20,504,590	(7,518,283)
Total increase (decrease) in net assets	126,747,550	(93,692,097)	60,786,320	4,137,220
Net Assets, beginning of period	430,046,296	523,738,393	154,569,312	150,432,092
Net Assets, end of period	$556,793,846	$430,046,296	$215,355,632	$154,569,312
*Shares of Common Stock Issued (no par value)
Shares sold	3,750,000	8,700,000	200,000	200,000
Shares redeemed	(3,000,000)	(11,100,000)	(100,000)	(250,000)
Net increase (decrease)	750,000	(2,400,000)	100,000	(50,000)

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Robotics ETF		Semiconductor ETF (a)
	Period Ended March 31, 2024 (unaudited)	Period Ended September 30, 2023(b)	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$30,368	$4,883	$40,613,282	$69,665,245
Net realized gain (loss)	(1,003)	50,231	2,519,065,167	945,785,154
Net change in unrealized appreciation (depreciation)	1,137,672	(83,205)	3,150,280,900	2,291,380,472
Net increase (decrease) in net assets resulting from operations	1,167,037	(28,091)	5,709,959,349	3,306,830,871
Distributions to shareholders from:
Distributable earnings	(61,373)	—	(68,496,917)	(70,999,820)

Share transactions*:
Proceeds from sale of shares	6,155,006	2,663,384	17,374,493,095	22,043,690,438
Cost of shares redeemed	—	—	(14,005,737,761)	(21,517,123,914)
Increase in net assets resulting from share transactions	6,155,006	2,663,384	3,368,755,334	526,566,524
Total increase in net assets	7,260,670	2,635,293	9,010,217,766	3,762,397,575
Net Assets, beginning of period	2,635,293	—	9,393,998,477	5,631,600,902
Net Assets, end of period	$9,895,963	$2,635,293	$18,404,216,243	$9,393,998,477
*Shares of Common Stock Issued (no par value)
Shares sold	150,000	75,000	96,550,000	179,150,000
Shares redeemed	—	—	(79,550,000)	(175,200,000)
Net increase	150,000	75,000	17,000,000	3,950,000

(a)	Share activity has been adjusted to reflect the 2 for 1 share split which took place on May 5, 2023.
(b)	For the period April 6, 2023 (commencement of operations) through September 30, 2023.

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Video Gaming and eSports ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$337,468	$2,441,068
Net realized gain (loss)	40,974,889	(27,684,835)
Net change in unrealized appreciation (depreciation)	8,362,911	92,968,847
Net increase in net assets resulting from operations	49,675,268	67,725,080
Distributions to shareholders from:
Distributable earnings	(2,439,900)	(2,252,275)

Share transactions*:
Proceeds from sale of shares	44,863,385	2,456,645
Cost of shares redeemed	(81,095,720)	(87,599,100)
Decrease in net assets resulting from share transactions	(36,232,335)	(85,142,455)
Total increase (decrease) in net assets	11,003,033	(19,669,650)
Net Assets, beginning of period	242,594,069	262,263,719
Net Assets, end of period	$253,597,102	$242,594,069
*Shares of Common Stock Issued (no par value)
Shares sold	700,000	50,000
Shares redeemed	(1,350,000)	(1,800,000)
Net decrease	(650,000)	(1,750,000)

See Notes to Financial Statements

32

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
	Period	Year Ended September 30,
	Ended March 31, 2024 (unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$155.70	$140.61	$201.99	$162.01	$118.04	$136.11
Net investment income (a)	0.53	0.70	0.69	0.42	0.59	0.39
Net realized and unrealized gain (loss) on investments	10.74	15.14	(61.67)	40.17	43.85	(17.91)
Total from investment operations	11.27	15.84	(60.98)	40.59	44.44	(17.52)
Distributions from:
Net investment income	(0.71)	(0.75)	(0.40)	(0.61)	(0.47)	(0.55)
Net asset value, end of period	$166.26	$155.70	$140.61	$201.99	$162.01	$118.04
Total return (b)	7.25%	11.24%	(30.24)%	25.13%	37.71%	(12.84)%

Ratios to average net assets
Gross expenses (c)	0.35% (d)	0.35%	0.35%	0.38%	0.39%	0.40%
Net expenses (c)	0.35% (d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.67% (d)	0.44%	0.42%	0.23%	0.40%	0.31%
Supplemental data
Net assets, end of period (in millions)	$448	$451	$414	$590	$485	$318
Portfolio turnover rate (e)	10%	18%	24%	41%	40%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

33

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Transformation ETF

	Period Ended March 31, 2024		Year Ended September 30,		Period Ended September 30,
	(unaudited)		2023	2022	2021 (a)

Net asset value, beginning of period	$5.46		$4.95	$22.81	$35.25
Net investment income (b)	0.06		0.15	0.26	—	(c)
Net realized and unrealized gain (loss) on investments	6.08		0.36	(16.24)	(12.44)
Total from investment operations	6.14		0.51	(15.98)	(12.44)
Distributions from:
Net investment income	—		—	(1.88)	—
Net asset value, end of period	$11.60		$5.46	$4.95	$22.81
Total return (d)	112.52%		10.29%	(76.33)%	(35.30)%

Ratios to average net assets
Expenses	0.51	%(e)	0.51%	0.50%	0.58	%(e)
Expenses excluding interest and taxes	0.50	%(e)	0.50%	0.50%	N/A
Net investment income	1.37	%(e)	2.81%	2.28%	0.02	%(e)
Supplemental data
Net assets, end of period (in millions)	$112		$43	$30	$46
Portfolio turnover rate (f)	43%		57%	74%	49%

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

34

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Energy Income ETF (a)

.	Period		Year Ended September 30,			Period		Year Ended November 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	Ended September 30, 2020 (b)		2019		2018

Net asset value, beginning of period	$64.87		$56.84	$54.25	$34.29	$51.20		$58.32		$68.49
Net investment income (loss) (c)	1.14		1.51	1.17	1.15	0.76		(0.39)		0.09
Net realized and unrealized gain (loss) on investments	11.07		9.04	3.67	21.90	(15.58)		(1.42)		(4.44)
Total from investment operations	12.21		10.55	4.84	23.05	(14.82)		(1.81)		(4.35)
Distributions from:
Net investment income	(1.01)		(1.34)	(1.02)	(1.37)	—		(1.77)		—
Return of capital	—		(1.18)	(1.23)	(1.72)	(2.09)		(3.54)		(5.82)
Total distributions	(1.01)		(2.52)	(2.25)	(3.09)	(2.09)		(5.31)		(5.82)
Net asset value, end of period	$76.07		$64.87	$56.84	$54.25	$34.29		$51.20		$58.32
Total return (d)	19.03%		18.70%	8.79%	68.88%	(29.74)%		(3.66)%		(7.16)%

Ratios to average net assets
Expenses	0.46	% (e)	0.46%	0.48%	0.46%	0.45	% (e)(f)	1.41	% (g)	0.73	% (h)
Expenses excluding interest and taxes	0.45	% (e)	0.45%	0.45%	0.45%	0.45	% (e)(f)	1.41	% (g)	0.73	% (h)
Net investment income (loss)	3.34	% (e)	2.41%	1.95%	2.43%	2.17	% (e)(i)	(0.68)	% (g)	0.13	% (h)
Supplemental data
Net assets, end of period (in millions)	$41		$37	$31	$24	$20		$52		$45
Portfolio turnover rate (j)	8%		23%	21%	24%	24%		106%		34%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	The Fund changed its fiscal year-end from November 30 to September 30.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been higher.
(g)	Includes income tax expense of 0.59% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(h)	Includes income tax benefit of 0.11% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(i)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been lower.
(j)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Environmental Services ETF
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$143.41		$130.61	$143.18	$99.41	$104.25	$96.64
Net investment income (a)	0.46		1.24	0.56	0.36	0.46	0.46
Net realized and unrealized gain (loss) on investments	24.97		12.12	(12.76)	43.80	(4.83)	7.47
Total from investment operations	25.43		13.36	(12.20)	44.16	(4.37)	7.93
Distributions from:
Net investment income	(1.45)		(0.56)	(0.37)	(0.39)	(0.47)	(0.32)
Net asset value, end of period	$167.39		$143.41	$130.61	$143.18	$99.41	$104.25
Total return (b)	17.83%		10.25%	(8.56)%	44.50%	(4.23)%	8.30%

Ratios to average net assets
Gross expenses	0.64	%(c)	0.64%	0.62%	0.71%	0.85%	0.81%
Net expenses	0.56	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Net expenses excluding interest and taxes	0.55	%(c)	0.55%	0.55%	N/A	N/A	N/A
Net investment income	0.62	%(c)	0.85%	0.39%	0.27%	0.47%	0.47%
Supplemental data
Net assets, end of period (in millions)	$75		$77	$68	$67	$31	$36
Portfolio turnover rate (d)	17%		22%	35%	21%	38%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$39.94		$32.74	$48.32	$39.14	$36.61	$39.76
Net investment income (a)	0.22		0.42	0.25	0.16	0.51	1.07
Net realized and unrealized gain (loss) on investments	4.01		6.95	(15.48)	9.24	3.25	(3.09)
Total from investment operations	4.23		7.37	(15.23)	9.40	3.76	(2.02)
Distributions from:
Net investment income	(0.71)		(0.17)	(0.35)	(0.22)	(1.23)	(1.13)
Net asset value, end of period	$43.46		$39.94	$32.74	$48.32	$39.14	$36.61
Total return (b)	10.64%		22.55%	(31.72)%	24.06%	10.03%	(4.73)%

Ratios to average net assets
Gross expenses	0.79	%(c)	0.74%	0.65%	0.62%	0.92%	0.94%
Net expenses	0.68	%(c)	0.72%	0.65%	0.62%	0.65%	0.66%
Net expenses excluding interest and taxes	0.65	%(c)	0.65%	0.63%	0.62%	0.65%	0.65%
Net investment income	1.06	%(c)	0.99%	0.63%	0.32%	1.41%	2.92%
Supplemental data
Net assets, end of period (in millions)	$45		$50	$61	$118	$55	$24
Portfolio turnover rate (d)	6%		15%	16%	20%	29%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Infrastructure ETF

	Period Ended March 31, 2024 (unaudited)		Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$24.01		$25.50
Net investment income (b)	0.10		0.24
Net realized and unrealized loss on investments	(0.41)		(1.67)
Total from investment operations	(0.31)		(1.43)
Distributions from:
Net investment income	(0.21)		(0.06)
Net asset value, end of period	$23.49		$24.01
Total return (c)	(1.34)%		(5.62)%

Ratios to average net assets
Expenses	0.45	%(d)	0.46	%(d)
Expenses excluding interest and taxes	0.45	%(d)	0.45	%(d)
Net investment income	0.87	%(d)	0.99	%(d)
Supplemental data
Net assets, end of period (in millions)	$2		$2
Portfolio turnover rate (e)	3%		12%

(a)	For the period October 19, 2022 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$79.81		$67.25	$72.68	$62.08	$56.93	$64.37
Net investment income (a)	0.91		1.47	1.32	1.29	1.06	1.04
Net realized and unrealized gain (loss) on investments	10.64		12.65	(5.44)	10.46	5.14	(7.37)
Total from investment operations	11.55		14.12	(4.12)	11.75	6.20	(6.33)
Distributions from:
Net investment income	(0.65)		(1.56)	(1.31)	(1.15)	(1.05)	(1.11)
Net asset value, end of period	$90.71		$79.81	$67.25	$72.68	$62.08	$56.93
Total return (b)	14.58%		21.14%	(5.91)%	19.10%	11.02%	(9.88)%

Ratios to average net assets
Gross expenses (c)	0.36	%(d)	0.36%	0.36%	0.40%	0.42%	0.43%
Net expenses (c)	0.36	%(d)	0.36%	0.36%	0.35%	0.35%	0.36%
Net expenses excluding interest and taxes (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.18	%(d)	1.91%	1.74%	1.85%	1.74%	1.77%
Supplemental data
Net assets, end of period (in millions)	$557		$430	$524	$319	$235	$142
Portfolio turnover rate (e)	9%		22%	23%	20%	18%	21%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Retail ETF
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$167.73		$154.84	$174.75	$148.87	$114.49	$111.44
Net investment income (a)	1.17		1.56	1.52	1.54	1.22	1.31
Net realized and unrealized gain (loss) on investments	43.93		13.17	(19.92)	25.34	34.25	2.72
Total from investment operations	45.10		14.73	(18.40)	26.88	35.47	4.03
Distributions from:
Net investment income	(2.01)		(1.84)	(1.51)	(1.00)	(1.09)	(0.98)
Net asset value, end of period	$210.82		$167.73	$154.84	$174.75	$148.87	$114.49
Total return (b)	27.03%		9.58%	(10.69)%	18.13%	31.22%	3.82%

Ratios to average net assets
Gross expenses (c)	0.36	%(d)	0.35%	0.35%	0.42%	0.47%	0.48%
Net expenses (c)	0.36	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net expenses excluding interest and taxes (c)	0.35	%(d)	0.35%	0.35%	N/A	N/A	N/A
Net investment income	1.25	%(d)	0.94%	0.86%	0.92%	0.96%	1.25%
Supplemental data
Net assets, end of period (in millions)	$215		$155	$150	$240	$182	$71
Portfolio turnover rate (e)	5%		20%	14%	12%	12%	9%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Robotics ETF

	Period Ended March 31, 2024 (unaudited)		Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$35.14		$34.39
Net investment income (b)	0.26		0.08
Net realized and unrealized gain on investments	9.40		0.67
Total from investment operations	9.66		0.75
Distributions from:
Net investment income	(0.15)		—
Net realized capital gains	(0.67)		—
Total distributions	(0.82)		—
Net asset value, end of period	$43.98		$35.14
Total return (c)	27.78%		2.18%

Ratios to average net assets
Expenses	0.47	%(d)	0.47	%(d)
Net investment income	1.31	%(d)	0.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$10		$3
Portfolio turnover rate (e)	10%		13%

(a)	For the period April 6, 2023 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF(a)
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$144.99		$92.56	$128.13	$87.22	$59.57	$53.21
Net investment income (b)	0.58		1.11	1.07	0.86	0.94	0.88
Net realized and unrealized gain (loss) on investments	80.48		52.52	(35.85)	40.80	27.77	6.30
Total from investment operations	81.06		53.63	(34.78)	41.66	28.71	7.18
Distributions from:
Net investment income	(1.04)		(1.20)	(0.79)	(0.75)	(1.06)	(0.82)
Net asset value, end of period	$225.01		$144.99	$92.56	$128.13	$87.22	$59.57
Total return (c)	56.13%		58.49%	(27.40)%	47.94%	48.60%	14.09%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.35%	0.35%	0.36%	0.37%	0.39%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.64	%(e)	0.88%	0.85%	0.72%	1.31%	1.68%
Supplemental data
Net assets, end of period (in millions)	$18,404		$9,394	$5,632	$5,938	$2,646	$1,361
Portfolio turnover rate (f)	9%		18%	22%	20%	14%	19%

(a)	On May 5, 2023, the Fund effected a 2 for 1 share split. Per share data has been adjusted to reflect the share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Video Gaming and eSports ETF

	Period Ended March 31, 2024		Year Ended September 30,				Period Ended September 30,
	(unaudited)		2023	2022	2021	2020	2019 (a)

Net asset value, beginning of period	$51.62		$40.66	$65.05	$61.36	$33.74	$30.88
Net investment income (b)	0.08		0.44	0.31	0.04	0.03	0.12
Net realized and unrealized gain (loss) on investments	11.46		10.91	(22.47)	3.73	27.67	2.75
Total from investment operations	11.54		11.35	(22.16)	3.77	27.70	2.87
Distributions from:
Net investment income	(0.54)		(0.39)	(0.05)	(0.08)	(0.08)	(0.01)
Net realized capital gains	—		—	(2.18)	—	—	—
Total distributions	(0.54)		(0.39)	(2.23)	(0.08)	(0.08)	(0.01)
Net asset value, end of period	$62.62		$51.62	$40.66	$65.05	$61.36	$33.74
Total return (c)	22.50%		28.11%	(35.42)%	6.15%	82.25%	9.31%

Ratios to average net assets
Gross expenses	0.58	%(d)	0.59%	0.56%	0.55%	0.58%	0.99	%(d)
Net expenses	0.56	%(d)	0.56%	0.56%	0.55%	0.55%	0.55	%(d)
Net expenses excluding interest and taxes	0.55	%(d)	0.55%	0.55%	N/A	N/A	N/A
Net investment income	0.27	%(d)	0.89%	0.52%	0.06%	0.06%	0.38	%(d)
Supplemental data
Net assets, end of period (in millions)	$254		$243	$262	$631	$522	$39
Portfolio turnover rate (e)	19%		30%	35%	33%	25%	27%

(a)	For the period October 16, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Biotech ETF	Non-Diversified
Digital Transformation ETF	Non-Diversified
Energy Income ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Gaming ETF	Non-Diversified
Green Infrastructure ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Robotics ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Biotech ETF	MVIS® US Listed Biotech 25 Index
Digital Transformation ETF	MVIS Global Digital Assets Equity Index
Energy Income ETF	MVIS® North America Energy Infrastructure Index
Environmental Services ETF	NYSE Arca Environmental Services Index
Gaming ETF	MVIS® Global Gaming Index
Green Infrastructure ETF	Indxx US Green Infrastructure-MCAP Weighted Index
Pharmaceutical ETF	MVIS® US Listed Pharmaceutical 25 Index
Retail ETF	MVIS® US Listed Retail 25 Index
Robotics ETF	BlueStar Robotics Index
Semiconductor ETF	MVIS® US Listed Semiconductor 25 Index
Video Gaming and eSports ETF	MVIS® Global Video Gaming and eSports Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Effective December 2, 2019, the Energy Income ETF federal tax status changed from a taxable C-Corporation into a regulated investment company (“RIC”). In September 2020, the Board of Trustees (“Trustees”) approved changing the Energy Income ETF’s fiscal year-end from November 30 to September 30.

Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various
44

methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADR’s”) and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Trustees has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

45

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

B.	Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Energy Income ETF and Pharmaceutical ETF, which are declared and paid quarterly). Income dividends, capital gain distributions and return of capital, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Master Limited Partnerships—The Energy Income ETF invests a portion of its total assets in Master Limited Partnerships (“MLPs”) receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2024, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).
46

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2025, to waive fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The management fee rates and expense limitations for the period ended March 31, 2024, are as follows:

Fund	Management Fees	Expense Limitations
Environmental Services ETF	0.50%	0.55%
Gaming ETF	0.50	0.65
Video Gaming and eSports ETF	0.50	0.55

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, (excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) until February 1, 2024.

The unitary management fee rates for the period ended March 31, 2024, are as follows:

Fund	Management Fee Rate
Biotech ETF	0.35%
Digital Transformation ETF	0.50
Energy Income ETF*	0.45
Green Infrastructure ETF	0.45
Pharmaceutical ETF	0.35
Retail ETF	0.35
Robotics ETF	0.47
Semiconductor ETF	0.35

*	Effective December 2, 2019, the unitary management fee rate changed from 0.82% to 0.45%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

At March 31, 2024, the Adviser owned approximately 4% Digital Transformation ETF.

Note 4—Capital Share Transactions— As of March 31, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments— For the period ended March 31, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Biotech ETF	$76,511,252	$43,896,578	$72,251,411	$138,348,071
Digital Transformation ETF	32,788,514	31,938,624	24,074,553	8,637,837
Energy Income ETF	4,458,788	3,229,100	8,625,086	11,079,881
Environmental Services ETF	15,042,223	12,780,070	11,092,951	27,502,634
Gaming ETF	2,766,042	3,878,587	—	8,609,550
Green Infrastructure ETF	49,339	283,380	601,068	398,217
Pharmaceutical ETF	40,766,615	41,350,698	318,062,148	247,482,903
Retail ETF	8,536,174	9,339,443	38,839,425	18,331,219
Robotics ETF	510,411	532,506	6,134,572	—
Semiconductor ETF	1,504,685,344	1,115,824,092	17,374,376,030	14,427,280,499
Video Gaming and eSports ETF	57,693,484	47,662,858	41,774,826	90,310,063

Note 6—Income Taxes— As of March 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$458,098,166	$33,856,267	$(43,514,832)	$(9,658,565)
Digital Transformation ETF	99,261,537	43,378,869	(9,765,667)	33,613,202
Energy Income ETF	35,143,294	5,138,054	742,060	5,880,114
Environmental Services ETF	66,933,815	11,614,341	(1,760,615)	9,853,726
Gaming ETF	54,040,129	2,362,410	(11,883,977)	(9,521,567)
Green Infrastructure ETF	1,993,561	195,962	(332,959)	(136,997)
Pharmaceutical ETF	569,392,667	40,549,074	(29,608,013)	10,941,061
Retail ETF	189,839,004	35,771,849	(9,988,066)	25,783,783
Robotics ETF	8,893,340	1,161,256	(109,553)	1,051,703
Semiconductor ETF	16,425,504,734	2,222,752,098	(212,804,945)	2,009,947,153
Video Gaming and eSports ETF	288,041,651	27,140,704	(55,521,907)	(28,381,203)
48

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2023, the Funds had capital loss carryforwards available to offset future capital gains:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Biotech ETF	$(46,630,272)	$(160,210,985)	$(206,841,257)
Digital Transformation ETF	(46,165,170)	(23,747,607)	(69,912,777)
Environmental Services ETF	(7,536,970)	(12,684,944)	(20,221,914)
Gaming ETF	(5,730,419)	(20,086,793)	(25,817,212)
Green Infrastructure ETF	(48,215)	(5)	(48,220)
Pharmaceutical ETF	(15,983,233)	(130,982,173)	(146,965,406)
Retail ETF	(7,773,465)	(21,260,135)	(29,033,600)
Semiconductor ETF	(509,346,536)	(415,753,719)	(925,100,255)
Video Gaming and eSports ETF	(1,305,248)	(55,950,902)	(57,256,150)

At September 30, 2023, Energy Income ETF had the following capital loss carryforwards available to offset future capital gains:

Year of Expiration	Short-Term Capital Losses	Long-Term Capital Losses	Total Capital Losses
9/30/2024	$(1,612,600)	$–	$(1,612,600)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that a Fund is concentrated in a particular sector or industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain of the Funds’ investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Under normal circumstances, the Energy Income ETF invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash than an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

The Green Infrastructure ETF may invest in securities of oil and gas companies whose profitability is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies’ securities can be extremely volatile. In addition, the Fund invests in green infrastructure companies and performance will be impacted on the overall condition of these companies. Green infrastructure related companies are subject to a variety of factors that may adversely affect their business such as higher interest costs, cost of compliance with changes in environmental and other regulations and uncertainty concerning the availability of energy.

The Robotics ETF invests primarily in the securities of robotics companies and is particularly sensitive to the risks to such companies. Robotics companies and information technology companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Biotech ETF, Pharmaceutical ETF, Retail ETF, and Semiconductor ETF. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through September 30, 2021. Digital Transformation ETF, Energy Income ETF, Green Infrastructure ETF and Robotics ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For Environmental Services ETF, Gaming ETF, and Video Gaming and eSports ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S.

50

government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral, if any, at March 31, 2024 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2024.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Biotech ETF	$15,500,663	$1,827	$15,751,964	$15,753,791
Digital Transformation ETF	28,825,220	20,825,573	9,580,557	30,406,130
Environmental Services ETF	31,654	1,451,928	220,356	1,672,284
Gaming ETF	3,116,990	–	3,206,049	3,206,049
Green Infrastructure ETF	212,415	96,994	127,288	224,282
Pharmaceutical ETF	54,734,258	25,657,783	30,747,513	56,405,296
Retail ETF	7,287,148	–	7,401,860	7,401,860
Robotics ETF	56,276	57,853	–	57,853
Semiconductor ETF	44,582,040	37,481,622	8,728,021	46,209,643
Video Gaming and eSports ETF	24,981,932	6,186,741	19,822,664	26,009,405

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Biotech ETF	$1,827
Digital Transformation ETF	20,825,573
Environmental Services ETF	1,451,928
Green Infrastructure ETF	96,994
Pharmaceutical ETF	25,657,783
Robotics ETF	57,853
Semiconductor ETF	37,481,622
Video Gaming and eSports ETF	6,186,741

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other

51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Biotech ETF	14	$330,622	6.68%
Digital Transformation ETF	131	133,206	6.68
Energy Income ETF	86	135,182	6.68
Environmental Services ETF	9	905,094	6.68
Gaming ETF	42	723,202	6.68
Pharmaceutical ETF	157	697,481	6.68
Retail ETF	111	231,603	6.68
Semiconductor ETF	44	3,321,703	6.68
Video Gaming and eSports ETF	98	511,727	6.68

Outstanding loan balances as of March 31, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— The Energy Income ETF executed a 1-for-3 reverse share split for shareholders of record before the open of markets on April 15, 2020. The Semiconductor ETF executed a 2-for-1 share split for shareholders of record before the open of markets on May 5, 2023. The impacts of the share splits have been retroactively applied to each of the prior years presented in the financials highlights.

Note 12—New Regulatory Requirements—On October 26, 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments that require mutual funds and exchange-traded funds (ETFs) that are registered on Form N-1A to prepare and transmit tailored unaudited annual and semi-annual shareholder reports (TSRs), that highlight key information to investors, within 60 days of period-end. The new TSRs will be prepared separately for each fund.

In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

The SEC also amended Rule 30e-3 under the Investment Company Act, to require mutual funds and ETFs to provide TSRs directly to investors by mail (unless an investor elects electronic delivery). These rules are effective January 24, 2023, and the compliance date is July 24, 2024.

52

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2023 to December 31, 2023 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

53

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	THEMATICSAR

SEMI-ANNUAL REPORT March 31, 2024 (unaudited)

Commodity Strategy ETF	PIT
Durable High Dividend ETF	DURA
Inflation Allocation ETF	RAAX
Long/Flat Trend ETF	LFEQ
Morningstar ESG Moat ETF	MOTE
Morningstar Global Wide Moat ETF	MOTG
Morningstar International Moat ETF	MOTI
Morningstar SMID Moat ETF	SMOT
Morningstar Wide Moat ETF	MOAT®
Morningstar Wide Moat Growth ETF	MGRO
Morningstar Wide Moat Value ETF	MVAL
Social Sentiment ETF	BUZZ

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2024.

VANECK ETF TRUST

PRESIDENT’S LETTER

March 31, 2024 (unaudited)

Dear Fellow Shareholders:

The 2025 Problem—The Fiscal Deficit Bell is Ringing

They say that no one rings the bell at market tops and bottoms, but some important bells are ringing. Most importantly, gold prices are hitting all-time highs despite outflows from U.S. gold bullion ETFs. Gold prices aren’t rallying in a small way. They are reaching, bitcoin-like, for the sky.

At the end of 2023, we suggested that the three major macro factors—monetary policy, government spending and global economic growth—would not change much in 2024.

Now: (a) gold is signaling that government spending policy could be wildly stimulative; and (b) commodities are signaling that global growth may be picking up. While the “wildly stimulative” scenario—which I will define as big fiscal deficits in 2025 with a failure to address impending social security bankruptcy—may only rest at 10% probability, we repeat that investors should prepare for this with a gold/bitcoin/real assets allocation. These assets are in a bull market, which means that healthy corrections can be expected (20%?).

Discussion

1.	Monetary Policy: Not Very Stimulative to Maybe Looser

I feel like a broken record, but our favorite inflation measure is wage inflation, not food or gas prices. That is the kind of inflation which is endemic and hard to manage once it takes hold. And with wage inflation around 4.5%, not near the Fed’s 2% target, we didn’t expect a big Fed loosening coming into 2024. And that was “correct”—the Fed has not cut interest rates yet this year.

Yet, the two most important central banks in the world have softened their language. First, the U.S. Fed said that it would reduce its selling schedule of bonds in Powell’s comments after the March meeting. And Powell said that the 2% inflation was always a “long-term” target, which suggests that the 2% target is less important in 2024. Therefore, the Fed might be looser (even though wage inflation continues). And while it’s probably false, there have been rumors in China of central bank bond-buying which they haven’t done in over a decade and never under Xi. So, maybe marginally looser monetary policy, but with high wage inflation, no major changes are still expected.

2.	Government Spending: “Also Muted” to Out of Control

So, we entered 2024 expecting that the Republicans, in control of the House of Representatives, would seek to slow government spending. While we probably didn’t sufficiently appreciate the amount of some of the Biden Administration’s spending, as with the environmental Inflation Reduction Act (“IRA”), we didn’t expect any upside surprises in government spending in 2024. But by focusing on the change in spending, we probably underappreciated how large the fiscal deficits continue to be. These deficits are keeping the economy hot—at full employment—and also pressuring inflation higher.

Now let’s look at 2025, which I think the markets are beginning to do. 2025 is a very important policy year for fiscal discipline. The reason is that Social Security will go bankrupt in 2033. If major fiscal problems are only addressed the year after a Presidential election, then it has to be addressed in 2025, because 2029 is WAY too late to fix any entitlement problem. But in the first quarter, we just learned that the major parties have nominated the two most profligate “peacetime” spenders in U.S. history.

We have 7% budget deficits in the middle of an economic boom! We may look back on this the same way we now look back at 1% interest rates on 10 year debt—an amazing situation that shouldn’t be and can’t last.

So now we see that the markets are looking at 2025 and worrying. Fiscal spending is not bad for financial markets, of course, until it translates into much higher interest rates.

Are there signals, besides gold, that the market is concerned about 2025? Are other bells ringing? Actually, yes. U.S. credit default swaps are at elevated levels after rising in 2023 during the budget standoff. And

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

emerging market debt has actually been outperforming U.S. debt for the last three years. See my investment outlook1 on www.vaneck.com for the charts.

My last piece of evidence for the “out of control” scenario is an article from alternative media site, the Free Press. In an article mainly on social commentary, we suddenly see a chart on government spending.

Federal government current expenditures: Interest payments, Billions of Dollars, Quarterly, Seasonally Adjusted Annual

Source: U.S. Bureau of Economic Analysis as of January 25, 2024. Shaded areas indicate U.S. recessions.

3.	Global Growth – from Low Levels to Expansion

In the first quarter of 2024, the world economy moved into expansion mode, with good upwards momentum. As well, economic data from China in March was quite strong. For growth, my favorite statistic is PMI, partially because it shows a “yes or no” answer. If PMI is over 50, we are in expansion mode. And both global growth and China manufacturing moved into expansion mode in Q1. This is the reason commodity returns have been strong so far this year. And this data supports an allocation to commodities.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended March 31, 2024. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

2

Jan F. van Eck
CEO and President
VanEck ETF Trust

April 18, 2024

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights2”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1	https://www.vaneck.com/us/en/insights/investment-outlook/
2	https://www.vaneck.com/us/en/subscribe/
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2023 to March 31, 2024.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2023 - March 31, 2024(a)
Commodity Strategy ETF
Actual	$1,000.00	$989.40	0.55%	$2.74
Hypothetical (b)	$1,000.00	$1,022.25	0.55%	$2.78
Durable High Dividend ETF
Actual	$1,000.00	$1,088.10	0.31%	$1.62
Hypothetical (b)	$1,000.00	$1,023.45	0.31%	$1.57
Inflation Allocation ETF
Actual	$1,000.00	$1,105.50	0.42%	$2.21
Hypothetical (b)	$1,000.00	$1,022.90	0.42%	$2.12
Long/Flat Trend ETF
Actual	$1,000.00	$1,195.00	0.67%	$3.68
Hypothetical (b)	$1,000.00	$1,021.65	0.67%	$3.39
Morningstar ESG Moat ETF
Actual	$1,000.00	$1,187.40	0.50%	$2.73
Hypothetical (b)	$1,000.00	$1,022.50	0.50%	$2.53
Morningstar Global Wide Moat ETF
Actual	$1,000.00	$1,159.70	0.52%	$2.81
Hypothetical (b)	$1,000.00	$1,022.40	0.52%	$2.63
Morningstar International Moat ETF
Actual	$1,000.00	$1,067.60	0.57%	$2.95
Hypothetical (b)	$1,000.00	$1,022.15	0.57%	$2.88
4

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2023 - March 31, 2024(a)
Morningstar SMID Moat ETF
Actual	$1,000.00	$1,208.10	0.49%	$2.70
Hypothetical (b)	$1,000.00	$1,022.55	0.49%	$2.48
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,196.20	0.46%	$2.53
Hypothetical (b)	$1,000.00	$1,022.70	0.46%	$2.33
Morningstar Wide Moat Growth ETF
Actual (c)	$1,000.00	$1,014.80	0.49%	$0.07
Hypothetical (b)	$1,000.00	$1,022.55	0.49%	$2.48
Morningstar Wide Moat Value ETF
Actual (c)	$1,000.00	$1,023.00	0.49%	$0.07
Hypothetical (b)	$1,000.00	$1,022.55	0.49%	$2.48
Social Sentiment ETF
Actual	$1,000.00	$1,398.70	0.76%	$4.56
Hypothetical (b)	$1,000.00	$1,021.20	0.76%	$3.84

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2024), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
(c)	Expenses are equal to the Fund’s annualized expense ratio (for the period from March 27, 2024 (commencement of operations) to March 31, 2024) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
5

VANECK COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 90.3%
United States Treasury Obligations: 90.3%
United States Treasury Bills
5.19%, 06/06/24 (a)	$3,557	$3,523,008
5.22%, 07/11/24 (a)	7,670	7,559,394
5.24%, 04/11/24 (a)	7,009	6,998,810
5.26%, 05/07/24	4,180	4,158,082
		22,239,294
Total Short-Term Investments: 90.3% (Cost: $22,240,070)		22,239,294
Other assets less liabilities: 9.7%		2,370,230
NET ASSETS: 100.0%		$24,609,524

Footnotes:

(a)	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $3,438,786.

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brent Crude Oil	Long	33	10/31/24	$2,720,850	$193,419
Copper	Long	22	05/29/24	2,203,850	153,052
Cotton No. 2	Long	14	12/06/24	587,930	25,609
Gasoil Low Sulfur	Long	8	05/10/24	646,400	(39)
Gasoline RBOB	Long	15	08/30/24	1,588,986	190,042
Gasoline RBOB	Long	17	09/30/24	1,651,268	113,704
Gold 100 OZ	Long	18	06/26/24	4,029,119	107,180
Lean Hogs	Long	7	12/13/24	220,150	6,168
Lean Hogs	Long	4	10/14/24	140,480	5,436
Live Cattle	Long	8	06/28/24	576,800	2,912
LME Lead	Long	7	04/15/24	355,586	(19,870)
LME Lead	Long	7	05/13/24	357,978	(69)
LME Nickel	Long	1	04/15/24	99,582	(4,610)
LME Nickel	Long	1	05/13/24	99,973	(14)
LME Zinc	Long	2	06/17/24	121,759	314
Natural Gas	Long	17	04/26/24	299,710	(52,625)
NY Harbor ULSD	Long	23	04/30/24	2,533,528	10,691
Soybean	Long	28	09/13/24	1,661,450	(113,967)
Soybean Oil	Long	16	10/14/24	463,392	(23,030)
Sugar No. 11	Long	12	04/30/25	284,122	16,189
Sugar No. 11	Long	54	04/30/24	1,362,010	(85,697)
WTI Crude Oil	Long	37	11/20/24	2,880,080	209,922
LME Lead	Short	7	04/15/24	355,586	(69)
LME Nickel	Short	1	04/15/24	99,582	(14)
Net unrealized appreciation on futures contracts					$734,634

Summary of Investments by Sector	% of Investments	Value
Government	100.0%	$22,239,294

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$22,239,294	$—	$22,239,294
Other Financial Instruments:
Futures Contracts	$734,634	$—	$—	$734,634

See Notes to Financial Statements

7

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.4%
Capital Goods: 4.5%
General Dynamics Corp.	1,554	$438,990
Honeywell International, Inc.	4,663	957,081
L3Harris Technologies, Inc.	1,272	271,063
Lockheed Martin Corp.	2,046	930,664
MSC Industrial Direct Co., Inc.	509	49,393
		2,647,191
Commercial & Professional Services: 1.9%
Automatic Data Processing,Inc.	2,921	729,491
Paychex, Inc.	3,209	394,065
		1,123,556
Consumer Durables & Apparel: 0.3%
Garmin Ltd.	1,081	160,928
Consumer Services: 4.5%
McDonald’s Corp.	5,286	1,490,388
Starbucks Corp.	9,181	839,051
Wendy’s Co.	3,031	57,104
Wyndham Hotels & Resorts, Inc.	517	39,680
Yum! Brands, Inc.	1,685	233,625
		2,659,848
Consumer Staples Distribution & Retail: 0.6%
Sysco Corp.	4,216	342,255
Diversified Financials: 1.5%
Blackstone, Inc.	6,569	862,970
Energy: 19.1%
Chevron Corp.	18,588	2,932,071
ConocoPhillips	8,718	1,109,627
Devon Energy Corp.	13,583	681,595
EOG Resources, Inc.	5,697	728,304
Exxon Mobil Corp.	26,519	3,082,569
Kinder Morgan, Inc.	41,952	769,400
Pioneer Natural Resources Co.	4,565	1,198,312
The Williams Companies, Inc.	20,030	780,569
		11,282,447
Financial Services: 5.1%
BlackRock, Inc.	1,165	971,261
CME Group, Inc.	4,711	1,014,231
Federated Hermes, Inc.	897	32,400
Franklin Resources, Inc.	4,183	117,584
Janus Henderson Group Plc	2,161	71,075
T Rowe Price Group, Inc.	3,119	380,268
The Bank of New York Mellon Corp.	7,464	430,076
		3,016,895
Food, Beverage & Tobacco: 20.8%
Altria Group, Inc.	55,172	2,406,603
General Mills, Inc.	6,763	473,207
Hershey Co.	1,253	243,708
Hormel Foods Corp.	3,162	110,322
Ingredion, Inc.	560	65,436
J M Smucker Co.	1,248	157,086
Keurig Dr. Pepper, Inc.	9,201	282,195
Molson Coors Beverage Co.	1,567	105,381
Mondelez International, Inc.	10,375	726,250
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
PepsiCo, Inc.	14,364	$2,513,844
Philip Morris International, Inc.	29,436	2,696,926
The Coca-Cola Co.	40,840	2,498,591
		12,279,549
Health Care Equipment & Services: 2.3%
Medtronic Plc	14,397	1,254,698
Quest Diagnostics, Inc.	843	112,212
		1,366,910
Household & Personal Products: 1.9%
Clorox Co.	1,326	203,024
Kenvue, Inc.	17,887	383,855
Kimberly-Clark Corp.	4,298	555,946
		1,142,825
Materials: 1.0%
CF Industries Holdings, Inc.	1,249	103,929
LyondellBasell Industries NV	4,306	440,418
Sonoco Products Co. †	1,185	68,540
		612,887
Pharmaceuticals, Biotechnology & Life Sciences: 19.5%
AbbVie, Inc.	15,127	2,754,627
Amgen, Inc.	5,635	1,602,143
Bristol-Myers Squibb Co.	29,627	1,606,672
Johnson & Johnson	17,312	2,738,586
Merck & Co., Inc.	20,420	2,694,419
Royalty Pharma Plc	3,530	107,206
		11,503,653
Semiconductors & Semiconductor Equipment: 1.8%
Analog Devices, Inc.	2,992	591,788
Microchip Technology, Inc.	3,424	307,167
Skyworks Solutions, Inc.	1,372	148,615
		1,047,570
Technology Hardware & Equipment: 4.2%
Cisco Systems, Inc.	43,459	2,169,039
Corning, Inc.	8,872	292,421
		2,461,460
Telecommunication Services: 0.1%
Cogent Communications Holdings, Inc.	772	50,435
Utilities: 10.3%
Alliant Energy Corp.	3,221	162,338
Ameren Corp.	2,879	212,931
American Water Works Co., Inc.	1,544	188,692
Atmos Energy Corp.	1,340	159,286
CenterPoint Energy, Inc.	5,857	166,866
CMS Energy Corp.	3,217	194,114
Consolidated Edison, Inc.	4,218	383,037
Duke Energy Corp.	11,244	1,087,407
Entergy Corp.	3,039	321,162
Essential Utilities, Inc.	2,910	107,816
OGE Energy Corp.	3,311	113,567
PPL Corp.	8,870	244,191
Public Service Enterprise Group, Inc.	5,881	392,733
Sempra	7,135	512,507
Southern Co.	14,391	1,032,410

See Notes to Financial Statements

8

	Number of Shares	Value
Utilities (continued)
WEC Energy Group, Inc.	4,152	$340,962
Xcel Energy, Inc.	7,980	428,925
		6,048,944
Total Common Stocks (Cost: $57,309,175)		58,610,323
Total Investments: 99.4% (Cost: $57,309,175)		58,610,323
Other assets less liabilities: 0.6%		344,048
NET ASSETS: 100.0%		$58,954,371

†	Security fully or partially on loan. Total market value of securities on loan is $62,467.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	23.6%	$13,764,629
Health Care	21.9	12,870,563
Energy	19.3	11,282,447
Utilities	10.3	6,048,944
Financials	6.6	3,879,865
Industrials	6.4	3,770,747
Information Technology	6.0	3,509,030
Consumer Discretionary	4.8	2,820,776
Materials	1.0	612,887
Communication Services	0.1	50,435
	100.0%	$58,610,323

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$58,610,323	$—	$—	$58,610,323

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

9

VANECK INFLATION ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.8% (a)
Energy Select Sector SPDR Fund †	53,840	$5,083,034
Global X US Infrastructure Development ETF †	67,403	2,683,313
iShares Global Infrastructure ETF †	200,531	9,549,287
iShares Gold Strategy ETF	20,683	1,207,285
iShares Gold Trust	6,254	262,731
iShares MSCI Global Metals & Mining Producers ETF	42,586	1,775,836
iShares Residential and Multisector Real Estate ETF †	33,452	2,410,886
SPDR Gold MiniShares Trust	5,993	263,992
SPDR S&P Oil & Gas Exploration & Production ETF †	28,359	4,393,660
VanEck Agribusiness ETF † ‡	32,009	2,404,836
VanEck Commodity Strategy ETF ‡	341,512	16,807,991
VanEck Energy Income ETF ‡	64,918	4,988,942
	Number of Shares	Value
VanEck Gold Miners ETF ‡	30,555	$966,149
VanEck Merk Gold Trust	897,844	19,285,689
VanEck Oil Services ETF † ‡	9,888	3,325,631
VanEck Steel ETF ‡	36,369	2,641,117
Vanguard Real Estate ETF †	42,106	3,641,327
Total Exchange Traded Funds (Cost: $77,840,387)		81,691,706

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.0%
Money Market Fund: 7.0% (Cost: $5,716,126)
State Street Navigator Securities Lending Government Money Market Portfolio	5,716,126	5,716,126
Total Investments: 106.8% (Cost: $83,556,513)		87,407,832
Liabilities in excess of other assets: (6.8)%		(5,615,045)
NET ASSETS: 100.0%		$81,792,787

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $13,461,780.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold Bullion	25.7%	$21,019,697
Diversified Commodities Futures	20.6	16,807,991
Energy	12.3	10,071,976
Utilities	11.7	9,549,287
Oil Services	9.5	7,719,291
Real Estate	7.4	6,052,213
Industrials	3.3	2,683,313
Steel	3.2	2,641,117
Agribusiness	2.9	2,404,836
Global Metals and Mining	2.2	1,775,836
Gold Mining	1.2	966,149
	100.0%	$81,691,706

See Notes to Financial Statements

10

Transactions in securities of affiliates for the period ended March 31, 2024 were as follows:

	Value 9/30/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2024	Dividend Income
Nuveen Short-Term REIT ETF	$2,705,569	$708,721	$(3,675,739)	$(247,328)	$508,777	$–	$39,160
VanEck Agribusiness ETF	2,977,929	767,612	(1,182,626)	(132,241)	(25,838)	2,404,836	101,782
VanEck Commodity Strategy ETF	21,047,499	5,883,537	(8,165,033)	(291,142)	(1,666,870)	16,807,991	1,436,059
VanEck Energy Income ETF	5,204,557	1,462,706	(2,561,023)	165,667	717,035	4,988,942	82,454
VanEck Gold Miners ETF	5,158,109	3,682,070	(8,574,190)	(944,405)	1,644,565	966,149	40,873
VanEck Oil Services ETF	3,715,736	1,263,540	(1,479,064)	121,844	(296,425)	3,325,631	59,425
VanEck Steel ETF	2,818,920	795,547	(1,283,462)	153,004	157,108	2,641,117	106,890
	$43,628,319	$14,563,733	$(26,921,137)	$(1,174,601)	$1,038,352	$31,134,666	$1,866,643

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$81,691,706	$—	$—	$81,691,706
Money Market Fund	5,716,126	—	—	5,716,126
Total Investments	$87,407,832	$—	$—	$87,407,832

See Notes to Financial Statements

11

VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUND: 99.7% (a) (Cost: $22,924,307)
Vanguard S&P 500 ETF	55,056	$26,465,419

Total Investments: 99.7% (Cost: $22,924,307)		26,465,419
Other assets less liabilities: 0.3%		68,184
NET ASSETS: 100.0%		$26,533,603

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www. sec.gov.

Summary of Investments by Sector	% of Investments	Value
Exchanged Traded Fund	100.0%	$26,465,419

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$26,465,419	$—	$—	$26,465,419

See Notes to Financial Statements

12

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 1.4%
Harley-Davidson, Inc.	2,172	$95,003
Capital Goods: 9.0%
Allegion plc	1,356	182,667
Emerson Electric Co.	854	96,861
Masco Corp.	1,181	93,157
Otis Worldwide Corp.	866	85,968
Rockwell Automation, Inc.	507	147,704
		606,357
Commercial & Professional Services: 2.7%
Equifax, Inc.	333	89,084
TransUnion	1,217	97,117
		186,201
Consumer Discretionary Distribution & Retail: 2.1%
Etsy, Inc. *	825	56,694
Lowe’s Companies, Inc.	345	87,882
		144,576
Consumer Durables & Apparel: 1.8%
NIKE, Inc.	645	60,617
Polaris, Inc.	612	61,273
		121,890
Consumer Services: 3.3%
Starbucks Corp.	772	70,553
Yum! Brands, Inc.	1,147	159,032
		229,585
Energy: 1.2%
Cheniere Energy, Inc.	503	81,124
Financial Services: 16.6%
American Express Co.	447	101,777
BlackRock, Inc.	110	91,707
CME Group, Inc.	770	165,773
Intercontinental Exchange, Inc.	1,349	185,393
MarketAxess Holdings, Inc.	549	120,368
Mastercard, Inc.	201	96,796
Northern Trust Corp.	928	82,518
State Street Corp.	1,056	81,650
The Bank of New York Mellon Corp.	1,576	90,809
Tradeweb Markets, Inc.	1,098	114,379
		1,131,170
Food, Beverage & Tobacco: 7.8%
Brown-Forman Corp.	1,297	66,951
Campbell Soup Co.	1,529	67,964
Constellation Brands, Inc.	629	170,937
Kellanova	1,139	65,253
Mondelez International, Inc.	1,050	73,500
PepsiCo, Inc.	447	78,229
		522,834
	Number of Shares	Value
Health Care Equipment & Services: 6.2%
Medtronic Plc	947	$82,531
Veeva Systems, Inc. *	799	185,120
Zimmer Biomet Holdings, Inc.	1,171	154,549
		422,200
Household & Personal Products: 2.3%
Clorox Co.	1,008	154,335
Materials: 2.8%
Ecolab, Inc.	810	187,029
Media & Entertainment: 7.9%
Alphabet, Inc. *	1,196	180,512
Comcast Corp.	3,637	157,664
Walt Disney Co.	1,644	201,160
		539,336
Pharmaceuticals, Biotechnology & Life Sciences: 6.7%
Agilent Technologies, Inc.	622	90,507
Biogen, Inc. *	251	54,123
Gilead Sciences, Inc.	1,903	139,395
Thermo Fisher Scientific, Inc.	292	169,713
		453,738
Semiconductors & Semiconductor Equipment: 8.3%
Analog Devices, Inc.	415	82,083
Applied Materials, Inc.	518	106,827
KLA Corp.	142	99,197
Monolithic Power Systems, Inc.	147	99,581
Teradyne, Inc.	1,505	169,809
		557,497
Software & Services: 16.7%
Autodesk, Inc. *	699	182,034
Fortinet, Inc. *	1,445	98,708
Guidewire Software, Inc. *	1,089	127,097
Intuit, Inc.	169	109,850
Microsoft Corp.	203	85,406
Roper Technologies, Inc.	140	78,518
Salesforce, Inc.	362	109,027
ServiceNow, Inc. *	135	102,924
Tyler Technologies, Inc. *	381	161,929
VeriSign, Inc. *	347	65,760
		1,121,253
Technology Hardware & Equipment: 3.2%
Cisco Systems, Inc.	3,037	151,577
Keysight Technologies, Inc. *	452	70,684
		222,261
Total Common Stocks (Cost: $6,037,845)		6,776,389
Total Investments: 100.0% (Cost: $6,037,845)		6,776,389
Other assets less liabilities: 0.0%		78
NET ASSETS: 100.0%		$6,776,467

Footnotes:

*	Non-income producing

See Notes to Financial Statements

13

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Information Technology	28.0%	$1,901,009
Financials	16.7	1,131,170
Health Care	12.9	875,938
Industrials	11.7	792,558
Consumer Staples	10.0	677,170
Consumer Discretionary	8.7	591,055
Communication Services	8.0	539,336
Materials	2.8	187,029
Energy	1.2	81,124
	100.0%	$6,776,389

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$6,776,389	$—	$—	$6,776,389

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

14

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 4.0%
ANZ Group Holdings Ltd.	9,360	$179,601
ASX Ltd.	4,131	178,925
Westpac Banking Corp.	21,572	367,322
		725,848
Belgium: 1.8%
Anheuser-Busch InBev SA	5,589	340,587
Brazil: 1.7%
Ambev SA *	128,400	320,388
Canada: 1.0%
Toronto-Dominion Bank	2,952	178,331
China: 6.4%
Alibaba Group Holding Ltd. (HKD)	18,100	163,685
Baidu, Inc. (HKD) *	11,450	150,743
Inner Mongolia Yili Industrial Group Co. Ltd.	91,200	349,559
Luzhou Laojiao Co. Ltd.	6,400	163,327
Tencent Holdings Ltd. (HKD)	4,100	159,704
Wuliangye Yibin Co. Ltd.	8,500	179,433
		1,166,451
France: 7.2%
Airbus SE	2,149	396,330
Edenred SE	3,011	160,943
Safran SA	1,764	399,922
Sanofi SA	3,686	358,972
		1,316,167
Germany: 1.0%
GEA Group AG	4,423	187,204
Japan: 5.9%
Daifuku Co. Ltd.	16,600	397,984
Harmonic Drive Systems, Inc.	5,900	157,246
Kao Corp.	9,000	336,392
Kubota Corp.	11,800	185,182
		1,076,804
Netherlands: 2.3%
Adyen NV 144A *	112	189,385
ASML Holding NV	235	228,066
		417,451
Singapore: 1.8%
Singapore Exchange Ltd.	48,600	331,822
Sweden: 3.8%
Assa Abloy AB	12,549	360,519
Elekta AB	44,438	335,309
		695,828
Switzerland: 4.0%
Cie Financiere Richemont SA	1,293	197,098
Julius Baer Group Ltd.	3,210	186,413
Nestle SA	1,694	180,217
Roche Holding AG	667	170,515
		734,243
Taiwan: 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	407,256
	Number of Shares	Value
United Kingdom: 9.8%
AstraZeneca Plc	1,380	$185,556
Experian Plc	4,295	187,309
GSK Plc	17,661	379,519
Imperial Brands Plc	15,485	346,463
London Stock Exchange Group Plc	2,970	355,682
Reckitt Benckiser Group Plc	2,791	159,240
Unilever Plc	3,629	182,341
		1,796,110
United States: 47.2%
Agilent Technologies, Inc.	1,220	177,522
Allegion plc	2,974	400,627
Alphabet, Inc. *	2,660	401,474
Altria Group, Inc.	4,304	187,740
Berkshire Hathaway, Inc. *	472	198,485
BlackRock, Inc.	215	179,245
Comcast Corp.	8,247	357,507
Constellation Brands, Inc.	1,431	388,889
Ecolab, Inc.	881	203,423
Emerson Electric Co.	3,524	399,692
Equifax, Inc.	1,411	377,471
Fortinet, Inc. *	2,501	170,843
Gilead Sciences, Inc.	4,580	335,485
Intercontinental Exchange, Inc.	1,483	203,809
MarketAxess Holdings, Inc.	651	142,732
Masco Corp.	2,334	184,106
Medtronic Plc	4,184	364,636
Microchip Technology, Inc.	2,032	182,291
NIKE, Inc.	1,455	136,741
Philip Morris International, Inc.	1,958	179,392
Rockwell Automation, Inc.	596	173,633
Roper Technologies, Inc.	330	185,077
RTX Corp.	1,976	192,719
Starbucks Corp.	1,946	177,845
Teradyne, Inc.	3,458	390,166
The Bank of New York Mellon Corp.	6,735	388,071
TransUnion	4,870	388,626
Tyler Technologies, Inc. *	837	355,733
Veeva Systems, Inc. *	1,722	398,970
Walt Disney Co.	1,880	230,037
Wells Fargo & Co.	3,736	216,539
Zimmer Biomet Holdings, Inc.	2,850	376,143
		8,645,669
Total Common Stocks (Cost: $15,947,890)		18,340,159
Total Investments: 100.1% (Cost: $15,947,890)		18,340,159
Liabilities in excess of other assets: (0.1)%		(9,398)
NET ASSETS: 100.0%		$18,330,761

See Notes to Financial Statements

15

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $189,385, or 1.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Industrials	23.9%	$4,388,571
Financials	18.8	3,457,303
Consumer Staples	18.1	3,313,968
Health Care	16.8	3,082,628
Information Technology	10.5	1,919,432
Communication Services	7.1	1,299,465
Consumer Discretionary	3.7	675,369
Materials	1.1	203,423
	100.0%	$18,340,159

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$725,848	$—	$725,848
Belgium	—	340,587	—	340,587
Brazil	320,388	—	—	320,388
Canada	178,331	—	—	178,331
China	—	1,166,451	—	1,166,451
France	—	1,316,167	—	1,316,167
Germany	—	187,204	—	187,204
Japan	—	1,076,804	—	1,076,804
Netherlands	—	417,451	—	417,451
Singapore	—	331,822	—	331,822
Sweden	—	695,828	—	695,828
Switzerland	—	734,243	—	734,243
Taiwan	—	407,256	—	407,256
United Kingdom	532,019	1,264,091	—	1,796,110
United States	8,645,669	—	—	8,645,669
Total Investments	$9,676,407	$8,663,752	$—	$18,340,159

See Notes to Financial Statements

16

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 5.0%
AGL Energy Ltd. †	735,611	$4,005,028
Aurizon Holdings Ltd. †	865,391	2,259,063
Dexus †	895,598	4,619,963
		10,884,054
Belgium: 1.9%
Anheuser-Busch InBev SA	69,572	4,239,639
Brazil: 1.0%
Ambev SA *	853,200	2,128,930
Canada: 0.9%
TELUS Corp. †	124,388	1,991,863
China: 18.4%
Alibaba Group Holding Ltd. (HKD)	467,500	4,227,764
ANTA Sports Products Ltd. (HKD)	214,400	2,286,238
Baidu, Inc. (HKD) *	145,500	1,915,561
Beijing Enterprises Holdings Ltd. (HKD)	619,000	1,797,799
BOC Hong Kong Holdings Ltd. (HKD)	1,610,500	4,318,464
China Merchants Bank Co. Ltd.	495,900	2,201,891
Inner Mongolia Yili Industrial Group Co. Ltd.	590,000	2,261,404
NetEase, Inc. (HKD)	200,400	4,152,852
PDD Holdings, Inc. (ADR) *	34,293	3,986,561
Shenzhou International Group Holdings Ltd. (HKD)	205,600	1,951,958
Sinopharm Group Co. Ltd. (HKD)	794,000	2,036,164
Swire Pacific Ltd. (HKD)	284,000	2,338,128
Tencent Holdings Ltd. (HKD)	114,300	4,452,233
WH Group Ltd. (HKD) 144A	3,593,000	2,371,805
		40,298,822
Denmark: 2.2%
GN Store Nord AS *	183,695	4,863,690
France: 4.0%
Amundi SA 144A	33,655	2,314,118
Edenred SE	41,275	2,206,216
Eurofins Scientific SE	36,298	2,314,662
Ubisoft Entertainment SA *	98,259	2,068,981
		8,903,977
Germany: 15.0%
BASF SE	84,296	4,822,137
Bayerische Motoren Werke AG	38,671	4,466,569
Continental AG	54,231	3,918,831
Fresenius Medical Care AG	108,737	4,182,635
Fresenius SE & Co. KGaA	149,824	4,044,580
Infineon Technologies AG	111,474	3,794,773
KION Group AG	56,044	2,951,262
Mercedes-Benz Group AG	59,385	4,734,280
		32,915,067
Italy: 1.6%
Nexi SpA 144A *	558,383	3,541,589
	Number of Shares	Value
Japan: 3.0%
Hitachi Construction Machinery Co. Ltd.	81,700	$2,465,576
Kao Corp.	112,500	4,204,899
		6,670,475
Luxembourg: 2.3%
Millicom International Cellular SA (SEK) (SDR) *	246,761	5,037,093
Netherlands: 4.5%
ABN AMRO Bank NV 144A	286,237	4,903,376
ING Groep NV	299,926	4,943,029
		9,846,405
Singapore: 1.0%
United Overseas Bank Ltd.	104,200	2,266,401
South Korea: 2.1%
Samsung Electro-Mechanics Co. Ltd.	41,228	4,593,635
Spain: 3.0%
Banco Santander SA	510,790	2,497,577
Cellnex Telecom SA 144A *	114,375	4,050,294
		6,547,871
Sweden: 1.9%
Elekta AB †	552,756	4,170,851
Switzerland: 8.7%
Avolta AG *	111,724	4,657,830
Julius Baer Group Ltd.	80,746	4,689,115
Roche Holding AG	15,548	3,974,766
STMicroelectronics NV (EUR)	90,243	3,888,043
Swatch Group AG †	8,209	1,917,458
		19,127,212
Taiwan: 5.3%
MediaTek, Inc.	71,000	2,572,635
Taiwan Semiconductor Manufacturing Co. Ltd.	212,000	5,078,714
Win Semiconductors Corp.	859,000	3,906,264
		11,557,613
United Kingdom: 15.1%
British American Tobacco Plc	74,207	2,254,225
BT Group Plc	2,834,380	3,926,087
GSK Plc	220,315	4,734,369
Imperial Brands Plc	192,647	4,310,299
Lloyds Banking Group Plc	7,177,624	4,698,226
Rentokil Initial Plc	398,569	2,371,762
Smith & Nephew Plc	318,771	3,994,166
Swire Properties Ltd. (HKD)	2,178,200	4,581,948
WPP Plc	232,793	2,208,132
		33,079,214
United States: 3.2%
Carnival Plc (GBP) *	150,340	2,193,424
Wynn Macau Ltd. (HKD) * †	5,383,600	4,811,883
		7,005,307
Total Common Stocks (Cost: $216,422,217)		219,669,708

See Notes to Financial Statements

17

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Money Market Fund: 1.1% (Cost: $2,390,683)
State Street Navigator Securities Lending Government Money Market Portfolio	2,390,683	$2,390,683
Total Investments: 101.2% (Cost: $218,812,900)		222,060,391
Liabilities in excess of other assets: (1.2)%		(2,581,240)
NET ASSETS: 100.0%		$219,479,151

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $9,839,907.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $17,181,182, or 7.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	20.1%	$44,016,486
Financials	17.6	38,580,001
Communication Services	13.5	29,803,097
Health Care	13.4	29,452,194
Information Technology	10.9	23,834,064
Consumer Staples	9.9	21,771,200
Real Estate	5.2	11,540,038
Industrials	4.6	10,047,664
Utilities	2.6	5,802,827
Materials	2.2	4,822,137
	100.0%	$219,669,708

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$4,619,963	$6,264,091	$—	$10,884,054
Belgium	—	4,239,639	—	4,239,639
Brazil	2,128,930	—	—	2,128,930
Canada	1,991,863	—	—	1,991,863
China	3,986,561	36,312,261	—	40,298,822
Denmark	—	4,863,690	—	4,863,690
France	—	8,903,977	—	8,903,977
Germany	—	32,915,067	—	32,915,067
Italy	—	3,541,589	—	3,541,589
Japan	—	6,670,475	—	6,670,475
Luxembourg	5,037,093	—	—	5,037,093
Netherlands	—	9,846,405	—	9,846,405
Singapore	—	2,266,401	—	2,266,401
South Korea	—	4,593,635	—	4,593,635
Spain	—	6,547,871	—	6,547,871
Sweden	—	4,170,851	—	4,170,851
Switzerland	—	19,127,212	—	19,127,212
Taiwan	—	11,557,613	—	11,557,613
United Kingdom	15,256,916	17,822,298	—	33,079,214
United States	—	7,005,307	—	7,005,307
Money Market Fund	2,390,683	—	—	2,390,683
Total Investments	$35,412,009	$186,648,382	$—	$222,060,391

See Notes to Financial Statements

19

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 2.4%
BorgWarner, Inc.	56,140	$1,950,304
Gentex Corp.	60,259	2,176,555
Lear Corp.	28,791	4,171,240
		8,298,099
Banks: 0.7%
M&T Bank Corp.	15,232	2,215,342
Capital Goods: 7.7%
Allegion plc	34,559	4,655,443
Allison Transmission Holdings, Inc.	34,260	2,780,542
Chart Industries, Inc. *	30,935	5,095,614
Dover Corp.	12,704	2,251,022
Fortive Corp.	53,193	4,575,662
Johnson Controls International plc	35,625	2,327,025
Masco Corp.	29,797	2,350,387
WESCO International, Inc.	11,391	1,951,050
		25,986,745
Commercial & Professional Services: 6.6%
Dayforce, Inc. *	65,789	4,355,890
Equifax, Inc.	8,665	2,318,061
SS&C Technologies Holdings, Inc.	67,868	4,368,663
Stericycle, Inc. *	40,927	2,158,899
TransUnion	58,323	4,654,175
TriNet Group, Inc.	33,976	4,501,480
		22,357,168
Consumer Discretionary Distribution & Retail: 8.2%
Asbury Automotive Group, Inc. *	19,279	4,545,603
AutoNation, Inc. *	13,212	2,187,643
Bath & Body Works, Inc.	47,992	2,400,560
Best Buy Co., Inc.	54,447	4,466,287
CarMax, Inc. *	54,726	4,767,182
eBay, Inc.	84,921	4,482,130
Lithia Motors, Inc.	14,453	4,348,330
		27,197,735
Consumer Durables & Apparel: 4.8%
Brunswick Corp.	47,197	4,555,454
Hasbro, Inc.	41,986	2,373,049
Mattel, Inc. *	216,607	4,290,985
Tapestry, Inc.	104,266	4,950,550
		16,170,038
Consumer Services: 7.5%
Carnival Corp. *	134,663	2,200,393
DoorDash, Inc. *	36,412	5,014,662
Expedia Group, Inc. *	30,227	4,163,769
Las Vegas Sands Corp.	90,873	4,698,134
Norwegian Cruise Line Holdings Ltd. * †	107,646	2,253,031
Wyndham Hotels & Resorts, Inc.	28,783	2,209,095
Wynn Resorts Ltd.	45,861	4,688,370
		25,227,454
	Number of Shares	Value
Consumer Staples Distribution & Retail: 0.7%
The Kroger Co.	42,559	$2,431,396
Energy: 2.8%
Equitrans Midstream Corp.	377,553	4,715,637
HF Sinclair Corp.	75,627	4,565,602
		9,281,239
Financial Services: 10.8%
Block, Inc. *	29,109	2,462,039
Capital One Financial Corp.	33,178	4,939,872
Discover Financial Services	36,890	4,835,910
Evercore, Inc.	11,707	2,254,651
Global Payments, Inc.	34,077	4,554,732
Interactive Brokers Group, Inc.	42,870	4,789,008
LPL Financial Holdings, Inc.	8,721	2,304,088
MarketAxess Holdings, Inc.	7,394	1,621,135
SEI Investments Co.	28,600	2,056,340
The Bank of New York Mellon Corp.	39,842	2,295,696
Western Union Co.	311,596	4,356,112
		36,469,583
Food, Beverage & Tobacco: 2.5%
Boston Beer Co., Inc. *	12,763	3,885,312
Ingredion, Inc.	18,012	2,104,702
Lamb Weston Holdings, Inc.	21,039	2,241,285
		8,231,299
Health Care Equipment & Services: 6.2%
Align Technology, Inc. *	8,083	2,650,577
Baxter International, Inc.	50,150	2,143,411
Centene Corp. *	27,778	2,180,017
Edwards Lifesciences Corp. *	26,205	2,504,150
Quest Diagnostics, Inc.	16,986	2,261,006
Veeva Systems, Inc. *	21,223	4,917,157
Zimmer Biomet Holdings, Inc.	33,794	4,460,132
		21,116,450
Materials: 6.6%
Celanese Corp.	14,185	2,437,834
Dow, Inc.	74,139	4,294,872
DuPont de Nemours, Inc.	56,792	4,354,243
Eastman Chemical Co.	47,356	4,746,018
LyondellBasell Industries NV	41,737	4,268,860
O-I Glass, Inc. *	128,521	2,132,163
		22,233,990
Media & Entertainment: 7.8%
Electronic Arts, Inc.	15,851	2,102,952
Fox Corp.	67,582	2,113,289
Interpublic Group of Cos, Inc.	67,705	2,209,214
Live Nation Entertainment, Inc. *	44,268	4,682,226
Omnicom Group, Inc.	46,900	4,538,044
Pinterest, Inc. *	62,080	2,152,314
Roblox Corp. *	102,204	3,902,149
Sirius XM Holdings, Inc.	514,589	1,996,605
Take-Two Interactive Software, Inc. *	14,984	2,224,974
		25,921,767
Pharmaceuticals, Biotechnology & Life Sciences: 3.1%
Agilent Technologies, Inc.	14,689	2,137,396

See Notes to Financial Statements

20

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Charles River Laboratories International, Inc. *	9,508	$2,576,193
Ionis Pharmaceuticals, Inc. *	87,046	3,773,444
IQVIA Holdings, Inc. *	8,525	2,155,887
		10,642,920
Real Estate Management & Development: 0.7%
Jones Lang LaSalle, Inc. *	11,734	2,289,186
Semiconductors & Semiconductor Equipment: 5.9%
Marvell Technology, Inc.	34,123	2,418,638
Microchip Technology, Inc.	24,469	2,195,114
NXP Semiconductors N.V.	9,070	2,247,274
ON Semiconductor Corp. *	53,916	3,965,522
Skyworks Solutions, Inc.	39,394	4,267,158
Teradyne, Inc.	40,144	4,529,448
		19,623,154
Software & Services: 4.3%
Cognizant Technology Solutions Corp.	55,652	4,078,735
DocuSign, Inc. *	40,340	2,402,247
Smartsheet, Inc. *	52,056	2,004,156
	Number of Shares	Value
Software & Services (continued)
Tyler Technologies, Inc. *	5,118	$2,175,201
Zoom Video Communications, Inc. *	63,594	4,157,140
		14,817,479
Technology Hardware & Equipment: 3.9%
Corning, Inc.	129,232	4,259,487
Littelfuse, Inc.	16,904	4,096,684
Zebra Technologies Corp. *	15,330	4,621,075
		12,977,246
Transportation: 1.5%
Lyft, Inc. *	254,868	4,931,696
Utilities: 5.2%
Alliant Energy Corp.	44,029	2,219,062
Edison International	31,589	2,234,290
Entergy Corp.	20,989	2,218,118
Evergy, Inc.	36,845	1,966,786
FirstEnergy Corp.	57,560	2,222,967
NiSource, Inc.	149,068	4,123,221
WEC Energy Group, Inc.	26,540	2,179,465
		17,163,909
Total Common Stocks (Cost: $307,307,194)		335,583,895
Total Investments: 99.9% (Cost: $307,307,194)		335,583,895
Other assets less liabilities: 0.1%		436,699
NET ASSETS: 100.0%		$336,020,594

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,001,996.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	22.9%	$76,893,324
Industrials	15.9	53,275,609
Information Technology	14.1	47,417,879
Financials	11.6	38,684,925
Health Care	9.5	31,759,371
Communication Services	7.7	25,921,768
Materials	6.6	22,233,991
Utilities	5.1	17,163,908
Consumer Staples	3.1	10,662,695
Energy	2.8	9,281,239
Real Estate	0.7	2,289,186
	100.0%	$335,583,895

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$335,583,895	$—	$—	$335,583,895

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

21

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 5.3%
Bank of America Corp.	5,507,600	$208,848,192
US Bancorp	8,540,887	381,777,649
Wells Fargo & Co.	3,748,017	217,235,065
		807,860,906
Capital Goods: 11.9%
Allegion plc	3,005,423	404,860,532
Emerson Electric Co.	1,905,295	216,098,559
Honeywell International, Inc.	906,634	186,086,629
Huntington Ingalls Industries, Inc.	684,619	199,545,900
Lockheed Martin Corp.	419,341	190,745,641
Masco Corp.	2,659,406	209,773,945
RTX Corp.	4,044,138	394,424,779
		1,801,535,985
Commercial & Professional Services: 5.1%
Equifax, Inc.	1,425,882	381,451,952
TransUnion	4,921,851	392,763,710
		774,215,662
Consumer Discretionary Distribution & Retail: 3.4%
Amazon.com, Inc. *	1,047,668	188,978,354
Etsy, Inc. *	4,763,409	327,341,466
		516,319,820
Consumer Durables & Apparel: 2.1%
NIKE, Inc.	3,321,420	312,147,052
Consumer Services: 1.2%
Starbucks Corp.	1,983,414	181,264,205
Financial Services: 8.8%
Berkshire Hathaway, Inc. *	473,775	199,231,863
Charles Schwab Corp.	5,376,667	388,948,091
Intercontinental Exchange, Inc.	1,488,125	204,513,019
MarketAxess Holdings, Inc.	1,527,995	335,012,903
The Bank of New York Mellon Corp.	3,548,424	204,460,191
		1,332,166,067
Food, Beverage & Tobacco: 7.3%
Altria Group, Inc.	8,306,195	362,316,226
Campbell Soup Co.	8,058,684	358,208,504
PepsiCo, Inc.	1,115,219	195,174,477
Philip Morris International, Inc.	1,995,611	182,837,880
		1,098,537,087
Health Care Equipment & Services: 7.6%
Medtronic Plc	4,230,365	368,676,310
Veeva Systems, Inc. *	1,740,606	403,281,004
Zimmer Biomet Holdings, Inc.	2,881,708	380,327,822
		1,152,285,136
Household & Personal Products: 3.9%
Estee Lauder Cos, Inc.	2,528,620	389,786,773
Kenvue, Inc.	9,283,971	199,234,018
		589,020,791
Materials: 6.7%
Corteva, Inc.	7,169,846	413,485,019
Ecolab, Inc.	883,818	204,073,576
International Flavors & Fragrances, Inc.	4,569,575	392,937,754
		1,010,496,349
	Number of Shares	Value
Media & Entertainment: 6.6%
Alphabet, Inc. *	2,690,262	$406,041,244
Comcast Corp.	8,340,766	361,572,206
Walt Disney Co.	1,886,184	230,793,474
		998,406,924
Pharmaceuticals, Biotechnology & Life Sciences: 14.1%
Agilent Technologies, Inc.	2,531,986	368,429,283
Biogen, Inc. *	1,554,033	335,096,136
Bristol-Myers Squibb Co.	6,680,681	362,293,331
Gilead Sciences, Inc.	4,633,910	339,433,907
Pfizer, Inc.	12,292,334	341,112,268
Thermo Fisher Scientific, Inc.	336,831	195,769,546
Waters Corp. *	571,969	196,888,889
		2,139,023,360
Semiconductors & Semiconductor Equipment: 3.8%
Microchip Technology, Inc.	2,070,151	185,713,246
Teradyne, Inc.	3,496,065	394,461,014
		580,174,260
Software & Services: 9.7%
Adobe, Inc. *	334,706	168,892,648
Autodesk, Inc. *	723,941	188,528,715
Fortinet, Inc. *	2,548,800	174,108,528
Microsoft Corp.	452,085	190,201,201
Roper Technologies, Inc.	336,505	188,725,464
Salesforce, Inc.	664,344	200,087,126
Tyler Technologies, Inc. *	846,593	359,810,491
		1,470,354,173
Technology Hardware & Equipment: 1.2%
Keysight Technologies, Inc. *	1,182,812	184,968,141
Transportation: 1.3%
CH Robinson Worldwide, Inc.	2,526,125	192,339,157
Total Common Stocks (Cost: $13,790,459,056)		15,141,115,075
Total Investments: 100.0% (Cost: $13,790,459,056)		15,141,115,075
Liabilities in excess of other assets: 0.0%		(326,661)
NET ASSETS: 100.0%		$15,140,788,414

See Notes to Financial Statements

22

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Health Care	21.7%	$3,291,308,496
Industrials	18.3	2,768,090,804
Information Technology	14.7	2,235,496,574
Financials	14.1	2,140,026,973
Consumer Staples	11.2	1,687,557,878
Materials	6.7	1,010,496,349
Consumer Discretionary	6.7	1,009,731,077
Communication Services	6.6	998,406,924
	100.0%	$15,141,115,075

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$15,141,115,075	$—	$—	$15,141,115,075

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

23

VANECK MORNINGSTAR WIDE MOAT GROWTH ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Capital Goods: 10.9%
Allegion plc	137	$18,455
Huntington Ingalls Industries, Inc.	36	10,493
Otis Worldwide Corp.	222	22,038
Rockwell Automation, Inc.	109	31,755
		82,741
Commercial & Professional Services: 7.4%
Equifax, Inc.	128	34,243
TransUnion	275	21,945
		56,188
Consumer Discretionary Distribution & Retail: 7.1%
Amazon.com, Inc. *	199	35,895
Etsy, Inc. *	263	18,073
		53,968
Consumer Durables & Apparel: 2.4%
NIKE, Inc.	195	18,326
Consumer Services: 3.4%
Starbucks Corp.	102	9,322
Yum! Brands, Inc.	123	17,054
		26,376
Financial Services: 4.5%
Intercontinental Exchange, Inc.	34	4,673
MarketAxess Holdings, Inc.	136	29,818
		34,491
Food, Beverage & Tobacco: 5.4%
Brown-Forman Corp.	308	15,899
Constellation Brands, Inc.	77	20,926
PepsiCo, Inc.	21	3,675
		40,500
Health Care Equipment & Services: 4.8%
Veeva Systems, Inc. *	156	36,143
Household & Personal Products: 4.6%
Estee Lauder Cos, Inc.	226	34,838
	Number of Shares	Value
Materials: 3.2%
Corteva, Inc.	246	$14,187
Ecolab, Inc.	44	10,160
		24,347
Media & Entertainment: 4.9%
Alphabet, Inc. *	148	22,338
Walt Disney Co.	124	15,173
		37,511
Pharmaceuticals, Biotechnology & Life Sciences: 6.5%
Agilent Technologies, Inc.	227	33,031
Thermo Fisher Scientific, Inc.	9	5,231
Waters Corp. *	33	11,360
		49,622

Semiconductors & Semiconductor Equipment: 2.3%
Teradyne, Inc.	158	17,827
Software & Services: 30.5%
Adobe, Inc. *	29	14,633
Autodesk, Inc. *	132	34,375
Fortinet, Inc. *	510	34,838
Microsoft Corp.	40	16,829
Roper Technologies, Inc.	29	16,264
Salesforce, Inc.	113	34,033
ServiceNow, Inc. *	21	16,010
Tyler Technologies, Inc. *	76	32,301
VeriSign, Inc. *	83	15,729
Workday, Inc. *	60	16,365
		231,377
Technology Hardware & Equipment: 2.1%
Keysight Technologies, Inc. *	100	15,638
Total Common Stocks (Cost: $748,791)		759,893
Total Investments: 100.0% (Cost: $748,791)		759,893
Liabilities in excess of other assets: 0.0%		(50)
NET ASSETS: 100.0%		$759,843

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Information Technology	34.9%	$264,844
Industrials	18.3	138,928
Consumer Discretionary	13.0	98,671
Health Care	11.3	85,765
Consumer Staples	9.9	75,338
Communication Services	4.9	37,510
Financials	4.5	34,491
Materials	3.2	24,346
	100.0%	$759,893

See Notes to Financial Statements

24

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$759,893	$—	$—	$759,893

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

25

VANECK MORNINGSTAR WIDE MOAT VALUE ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 8.9%
Bank of America Corp.	462	$17,519
US Bancorp	722	32,273
Wells Fargo & Co.	314	18,199
		67,991
Capital Goods: 17.7%
Allegion plc	125	16,839
Emerson Electric Co.	160	18,147
Honeywell International, Inc.	77	15,804
Lockheed Martin Corp.	36	16,375
Masco Corp.	426	33,604
RTX Corp.	342	33,355
		134,124
Commercial & Professional Services: 1.6%
TransUnion	156	12,449
Consumer Discretionary Distribution & Retail: 1.4%
Etsy, Inc. *	154	10,583
Consumer Durables & Apparel: 1.2%
NIKE, Inc.	96	9,022
Consumer Services: 0.8%
Starbucks Corp.	70	6,397
Financial Services: 8.2%
Charles Schwab Corp.	454	32,842
Intercontinental Exchange, Inc.	93	12,781
The Bank of New York Mellon Corp.	298	17,171
		62,794
Food, Beverage & Tobacco: 12.5%
Altria Group, Inc.	702	30,621
Campbell Soup Co.	681	30,270
Constellation Brands, Inc.	25	6,794
PepsiCo, Inc.	75	13,126
Philip Morris International, Inc.	170	15,575
		96,386
	Number of Shares	Value
Health Care Equipment & Services: 8.3%
Medtronic Plc	358	$31,200
Zimmer Biomet Holdings, Inc.	244	32,203
		63,403
Materials: 8.1%
Corteva, Inc.	373	21,511
Ecolab, Inc.	34	7,851
International Flavors & Fragrances, Inc.	386	33,192
		62,554
Media & Entertainment: 8.6%
Alphabet, Inc. *	87	13,131
Comcast Corp.	705	30,562
Walt Disney Co.	182	22,270
		65,963
Pharmaceuticals, Biotechnology & Life Sciences: 17.5%
Biogen, Inc. *	131	28,248
Bristol-Myers Squibb Co.	565	30,640
Gilead Sciences, Inc.	392	28,714
Pfizer, Inc.	1,040	28,860
Thermo Fisher Scientific, Inc.	20	11,624
Waters Corp. *	18	6,196
		134,282
Semiconductors & Semiconductor Equipment: 2.1%
Teradyne, Inc.	146	16,473
Software & Services: 1.0%
Roper Technologies, Inc.	14	7,852
Transportation: 2.1%
CH Robinson Worldwide, Inc.	215	16,370
Total Common Stocks (Cost: $749,740)		766,643
Total Investments: 100.0% (Cost: $749,740)		766,643
Other assets less liabilities: 0.0%		362
NET ASSETS: 100.0%		$767,005

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Health Care	25.8%	$197,685
Industrials	21.2	162,943
Financials	17.1	130,786
Consumer Staples	12.6	96,387
Communication Services	8.6	65,962
Materials	8.2	62,553
Consumer Discretionary	3.4	26,002
Information Technology	3.1	24,325
	100.0%	$766,643

See Notes to Financial Statements

26

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$766,643	$—	$—	$766,643

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

27

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 9.4%
Ford Motor Co.	45,398	$602,885
Lucid Group, Inc. * †	554,663	1,580,790
Rivian Automotive, Inc. * †	190,224	2,082,953
Tesla, Inc. *	12,514	2,199,837
		6,466,465
Capital Goods: 3.6%
3M Co.	2,048	217,231
Boeing Co. *	10,550	2,036,045
General Electric Co.	1,644	288,571
		2,541,847
Consumer Discretionary Distribution & Retail: 4.8%
Amazon.com, Inc. *	11,376	2,052,003
Carvana Co. *	12,117	1,065,205
Macy’s, Inc.	14,981	299,470
		3,416,678
Consumer Services: 3.7%
Airbnb, Inc. *	3,022	498,509
Carnival Corp. *	31,970	522,390
DraftKings, Inc. *	29,792	1,352,855
Norwegian Cruise Line Holdings Ltd. * †	12,696	265,727
		2,639,481
Consumer Staples Distribution & Retail: 3.3%
Costco Wholesale Corp.	1,074	786,845
Target Corp.	2,901	514,086
Walmart, Inc.	16,982	1,021,806
		2,322,737
Energy: 1.8%
Devon Energy Corp.	5,488	275,388
Exxon Mobil Corp.	4,252	494,252
Occidental Petroleum Corp.	7,585	492,949
		1,262,589
Financial Services: 13.8%
Affirm Holdings, Inc. *	16,357	609,462
Block, Inc. *	12,502	1,057,419
Coinbase Global, Inc. *	8,702	2,307,075
PayPal Holdings, Inc. *	28,959	1,939,963
Robinhood Markets, Inc. *	78,345	1,577,085
SoFi Technologies, Inc. * †	288,438	2,105,598
		9,596,602
Food, Beverage & Tobacco: 1.1%
Altria Group, Inc.	5,381	234,719
Celsius Holdings, Inc. *	6,778	562,032
		796,751
Health Care Equipment & Services: 0.5%
UnitedHealth Group, Inc.	659	326,007
Materials: 0.4%
Albemarle Corp.	1,853	244,114
Media & Entertainment: 14.0%
Alphabet, Inc. *	14,211	2,144,867
Meta Platforms, Inc.	4,134	2,007,388
Netflix, Inc. *	996	604,901
Paramount Global	127,401	1,499,510
Roku, Inc. *	17,228	1,122,749
Snap, Inc. *	62,361	715,904
	Number of Shares	Value
Media & Entertainment (continued)
Walt Disney Co.	9,043	$1,106,501
Warner Bros Discovery, Inc. *	56,196	490,591
		9,692,411
Pharmaceuticals, Biotechnology & Life Sciences: 2.2%
Eli Lilly & Co.	596	463,664
Moderna, Inc. *	2,942	313,500
Pfizer, Inc.	28,019	777,527
		1,554,691
Semiconductors & Semiconductor Equipment: 11.5%
Advanced Micro Devices, Inc. *	10,870	1,961,926
Applied Materials, Inc.	1,900	391,837
Broadcom, Inc.	627	831,032
Enphase Energy, Inc. *	3,369	407,582
Intel Corp.	21,638	955,750
Marvell Technology, Inc.	4,784	339,090
Micron Technology, Inc.	5,801	683,880
NVIDIA Corp.	2,312	2,089,032
Qualcomm, Inc.	1,667	282,223
		7,942,352
Software & Services: 19.4%
Adobe, Inc. *	989	499,049
BILL Holdings, Inc. *	4,189	287,868
Cloudflare, Inc. *	7,176	694,852
Crowdstrike Holdings, Inc. *	2,004	642,462
International Business Machines Corp.	1,642	313,556
Microsoft Corp.	3,461	1,456,112
MicroStrategy, Inc. * †	1,213	2,067,631
Oracle Corp.	3,930	493,647
Palantir Technologies, Inc. *	83,237	1,915,283
Palo Alto Networks, Inc. *	5,319	1,511,287
Salesforce, Inc.	1,930	581,277
SentinelOne, Inc. *	19,739	460,116
Shopify, Inc. *	9,519	734,581
Snowflake, Inc. *	6,540	1,056,864
UiPath, Inc. *	12,145	275,327
Unity Software, Inc. *	20,875	557,363
		13,547,275
Technology Hardware & Equipment: 6.9%
Apple, Inc.	11,755	2,015,747
Arista Networks, Inc. *	804	233,144
Cisco Systems, Inc.	9,525	475,393
Dell Technologies, Inc.	2,483	283,335
Super Micro Computer, Inc. *	1,799	1,817,044
		4,824,663
Telecommunication Services: 0.7%
AT&T, Inc.	25,738	452,989
Transportation: 2.9%
American Airlines Group, Inc. *	24,159	370,841
Lyft, Inc. *	53,289	1,031,142
Uber Technologies, Inc. *	7,905	608,607
		2,010,590
Total Common Stocks (Cost: $64,394,385)		69,638,242

See Notes to Financial Statements

28

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.7%
Money Market Fund: 2.7% (Cost: $1,905,117)
State Street Navigator Securities Lending Government Money Market Portfolio	1,905,117	$1,905,117
Total Investments: 102.7% (Cost: $66,299,502)		71,543,359
Liabilities in excess of other assets: (2.7)%		(1,857,445)
NET ASSETS: 100.0%		$69,685,914

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,337,804.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	37.8%	$26,314,292
Consumer Discretionary	18.0	12,522,624
Communication Services	14.6	10,145,399
Financials	13.8	9,596,601
Industrials	6.5	4,552,436
Consumer Staples	4.4	3,119,489
Health Care	2.7	1,880,698
Energy	1.8	1,262,589
Materials	0.4	244,114
	100.0%	$69,638,242

The summary of inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$69,638,242	$—	$—	$69,638,242
Money Market Fund	1,905,117	—	—	1,905,117
Total Investments	$71,543,359	$—	$—	$71,543,359

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2024 (unaudited)

	Commodity Strategy ETF (a)	Durable High Dividend ETF	Inflation Allocation ETF (a)	Long/Flat Trend ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$22,239,294	$58,610,323	$50,557,040	$26,465,419
Affiliated issuers (3)	—	—	31,134,666	—
Short-term investments held as collateral for securities loaned (4)	—	—	5,716,126	—
Cash	1,402,758	177,304	158,091	112,264
Cash on deposit with broker for futures contracts	240,160	—	—	—
Receivables:
Investment securities sold	—	807,261	—	—
Dividends and interest	1,843	182,626	10,850	—
Prepaid expenses	—	—	1,163	398
Net variation margin on futures contracts	736,717	—	—	—
Total assets	24,620,772	59,777,514	87,577,936	26,578,081
Liabilities:
Payables:
Shares of beneficial interest redeemed	—	807,590	—	—
Collateral for securities loaned	—	—	5,716,126	—
Due to Adviser	11,248	14,929	21,435	6,776
Deferred Trustee fees	—	624	1,081	1,493
Accrued expenses	—	—	46,507	36,209
Total liabilities	11,248	823,143	5,785,149	44,478
NET ASSETS	$24,609,524	$58,954,371	$81,792,787	$26,533,603
Shares outstanding	500,000	1,825,000	3,025,000	600,000
Net asset value, redemption and offering price per share	$49.22	$32.30	$27.04	$44.22
Net Assets consist of:
Aggregate paid in capital	$25,288,578	$71,907,617	$100,344,590	$28,327,263
Total distributable earnings (loss)	(679,054)	(12,953,246)	(18,551,803)	(1,793,660)
NET ASSETS	$24,609,524	$58,954,371	$81,792,787	$26,533,603
(1) Value of securities on loan	$—	$62,467	$13,461,780	$—
(2) Cost of investments - Unaffiliated issuers	$22,240,070	$57,309,175	$46,846,267	$22,924,307
(3) Cost of investments - Affiliated issuers	$—	$—	$30,994,120	$—
(4) Cost of short-term investments held as collateral for securities loaned	$—	$—	$5,716,126	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2024 (unaudited)

	Morningstar ESG Moat ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$6,776,389	$18,340,159	$219,669,708	$335,583,895
Short-term investments held as collateral for securities loaned (3)	—	—	2,390,683	—
Cash	22,906	—	4,900	230,404
Cash denominated in foreign currency, at value (4)	—	9,895	346,778	—
Receivables:
Due from Adviser	4,097	2,044	—	—
Dividends and interest	6,128	24,923	478,759	328,977
Prepaid expenses	634	378	15,826	17,184
Total assets	6,810,154	18,377,399	222,906,654	336,160,460
Liabilities:
Payables:
Collateral for securities loaned	—	—	2,390,683	—
Line of credit	—	—	903,775	—
Due to Adviser	—	—	81,657	118,293
Due to custodian	—	1,678	—	—
Deferred Trustee fees	20	363	3,101	331
Accrued expenses	33,667	44,597	48,287	21,242
Total liabilities	33,687	46,638	3,427,503	139,866
NET ASSETS	$6,776,467	$18,330,761	$219,479,151	$336,020,594
Shares outstanding	250,000	500,000	7,050,000	9,850,000
Net asset value, redemption and offering price per share	$27.11	$36.66	$31.13	$34.11
Net Assets consist of:
Aggregate paid in capital	$6,372,989	$16,104,256	$240,207,462	$301,656,315
Total distributable earnings (loss)	403,478	2,226,505	(20,728,311)	34,364,279
NET ASSETS	$6,776,467	$18,330,761	$219,479,151	$336,020,594
(1) Value of securities on loan	$—	$—	$9,839,907	$2,001,996
(2) Cost of investments - Unaffiliated issuers	$6,037,845	$15,947,890	$216,422,217	$307,307,194
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$2,390,683	$—
(4) Cost of cash denominated in foreign currency	$—	$9,893	$349,594	$—

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2024 (unaudited)

	Morningstar Wide Moat ETF	Morningstar Wide Moat Growth ETF	Morningstar Wide Moat Value ETF	Social Sentiment ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$15,141,115,075	$759,893	$766,643	$69,638,242
Short-term investments held as collateral for securities loaned (3)	—	—	—	1,905,117
Cash	34,005	—	—	46,146
Receivables:
Investment securities sold	—	—	—	536,613
Shares of beneficial interest sold	13,486,417	—	—	—
Due from Adviser	—	1,275	1,274	—
Dividends and interest	27,491,909	—	413	45,614
Prepaid expenses	304,267	—	—	—
Total assets	15,182,431,673	761,168	768,330	72,171,732
Liabilities:
Payables:
Investment securities purchased	13,486,618	—	—	—
Shares of beneficial interest redeemed	—	—	—	536,019
Collateral for securities loaned	—	—	—	1,905,117
Line of credit	22,205,668	—	—	—
Due to Adviser	5,645,408	—	—	44,099
Deferred Trustee fees	200,180	—	—	—
Accrued expenses	105,385	1,325	1,325	583
Total liabilities	41,643,259	1,325	1,325	2,485,818
NET ASSETS	$15,140,788,414	$759,843	$767,005	$69,685,914
Shares outstanding	168,400,000	25,000	25,000	3,250,000
Net asset value, redemption and offering price per share	$89.91	$30.39	$30.68	$21.44
Net Assets consist of:
Aggregate paid in capital	$14,592,880,361	$748,791	$749,740	$156,543,614
Total distributable earnings (loss)	547,908,053	11,052	17,265	(86,857,700)
NET ASSETS	$15,140,788,414	$759,843	$767,005	$69,685,914
(1) Value of securities on loan	$—	$—	$—	$4,337,804
(2) Cost of investments - Unaffiliated issuers	$13,790,459,056	$748,791	$749,740	$64,394,385
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$—	$1,905,117

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2024 (unaudited)

	Commodity Strategy ETF (a)	Durable High Dividend ETF	Inflation Allocation ETF (a)	Long/Flat Trend ETF
Income:
Dividends - unaffiliated issuers	$—	$1,164,214	$1,656,987	$185,231
Dividends - affiliated issuers	—	—	1,866,643	—
Interest	687,124	743	14,878	63,298
Securities lending income	—	3	41,297	341
Total income	687,124	1,164,960	3,579,805	248,870
Expenses:
Management fees	69,999	94,878	236,533	62,620
Professional fees	—	—	23,710	18,844
Custody and accounting fees	—	—	12,901	11,429
Reports to shareholders	—	—	15,284	4,501
Trustees’ fees and expenses	—	—	1,156	325
Registration fees	—	—	4,016	3,034
Insurance	—	—	2,020	774
Interest	206	5,543	305	15,190
Taxes	—	57	242	57
Other	—	—	809	293
Total expenses	70,205	100,478	296,976	117,067
Waiver of management fees	—	—	(97,158)	—
Expenses assumed by the Adviser	—	—	—	(32,938)
Net expenses	70,205	100,478	199,818	84,129
Net investment income	616,919	1,064,482	3,379,987	164,741

Net realized gain (loss) on:
Investments - unaffiliated issuers	84	(2,458,673)	(427,575)	13,689
Investments - affiliated issuers	—	—	(1,248,655)	—
In-kind redemptions - unaffiliated issuers	—	2,446,899	12,284	2,580,669
In-kind redemptions - affiliated issuers	—	—	74,054	—
Futures	(982,026)	—	—	—
Net realized gain (loss)	(981,942)	(11,774)	(1,589,892)	2,594,358

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(3,711)	3,812,406	5,835,825	2,785,472
Investments - affiliated issuers	—	—	1,038,352	—
Futures	(85,807)	—	—	—
Net change in unrealized appreciation (depreciation)	(89,518)	3,812,406	6,874,177	2,785,472
Net increase (decrease) in net assets resulting from operations	$(454,541)	$4,865,114	$8,664,272	$5,544,571

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2024 (unaudited)

	Morningstar ESG Moat ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF
Income:
Dividends	$45,674	$176,246	$2,328,313	$1,945,317
Interest	896	539	1,698	4,804
Securities lending income	—	308	28,813	1,001
Foreign taxes withheld	—	(5,974)	(251,643)	(2,420)
Total income	46,570	171,119	2,107,181	1,948,702
Expenses:
Management fees	13,361	39,090	569,007	532,453
Professional fees	22,254	23,008	23,975	20,326
Custody and accounting fees	12,650	20,381	43,892	13,676
Reports to shareholders	4,065	4,360	10,183	6,102
Trustees’ fees and expenses	76	231	2,930	2,080
Registration fees	3,690	2,009	10,406	12,523
Insurance	675	728	3,064	1,770
Interest	—	144	13,780	51
Taxes	243	242	242	185
Other	160	2,268	3,608	873
Total expenses	57,174	92,461	681,087	590,039
Expenses assumed by the Adviser	(42,382)	(46,904)	(29,777)	(9,918)
Net expenses	14,792	45,557	651,310	580,121
Net investment income	31,778	125,562	1,455,871	1,368,581

Net realized gain (loss) on:
Investments	(113,529)	(114,748)	(3,120,262)	(6,435,588)
In-kind redemptions	229,779	98,928	1,526,669	18,096,573
Foreign currency transactions and foreign denominated assets and liabilities	—	555	(29,164)	—
Net realized gain (loss)	116,250	(15,265)	(1,622,757)	11,660,985
Net change in unrealized appreciation (depreciation) on:
Investments	820,212	2,429,838	15,208,241	35,080,157
Foreign currency translations and foreign denominated assets and liabilities	—	(7)	(2,550)	—
Net change in unrealized appreciation (depreciation)	820,212	2,429,831	15,205,691	35,080,157
Net increase in net assets resulting from operations	$968,240	$2,540,128	$15,038,805	$48,109,723

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2024 (unaudited)

	Morningstar Wide Moat ETF	Morningstar Wide Moat Growth ETF (a)	Morningstar Wide Moat Value ETF (a)	Social Sentiment ETF
Income:
Dividends	$122,014,272	$—	$413	$262,567
Interest	250,064	—	—	2,090
Securities lending income	9,643	—	—	83,781
Foreign taxes withheld	—	—	—	(80)
Total income	122,273,979	—	413	348,358
Expenses:
Management fees	28,720,348	46	47	226,198
Professional fees	22,309	708	708	—
Custody and accounting fees	31,315	399	399	—
Reports to shareholders	188,555	80	80	—
Trustees’ fees and expenses	131,069	5	5	—
Registration fees	166,591	106	106	—
Insurance	41,192	—	—	—
Interest	84,866	—	—	2,420
Taxes	357	—	—	44
Other	31,477	28	27	—
Total expenses	29,418,079	1,372	1,372	228,662
Expenses assumed by the Adviser	—	(1,321)	(1,321)	—
Net expenses	29,418,079	51	51	228,662
Net investment income (loss)	92,855,900	(51)	362	119,696

Net realized gain (loss) on:
Investments	(162,710,684)	—	—	(4,866,314)
In-kind redemptions	666,166,306	—	—	20,138,786
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	7
Net realized gain	503,455,622	—	—	15,272,479

Net change in unrealized appreciation (depreciation) on:
Investments	1,714,743,466	11,103	16,903	5,625,287
Net change in unrealized appreciation (depreciation)	1,714,743,466	11,103	16,903	5,625,287
Net increase in net assets resulting from operations	$2,311,054,988	$11,052	$17,265	$21,017,462

(a)	For the period March 27, 2024 (commencement of operations) through March 31, 2024.

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commodity Strategy ETF (a)		Durable High Dividend ETF
	Period Ended March 31, 2024 (unaudited)	Period Ended September 30, 2023(b)	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$616,919	$948,799	$1,064,482	$3,138,486
Net realized gain (loss)	(981,942)	(240,861)	(11,774)	1,391,961
Net change in unrealized appreciation (depreciation)	(89,518)	823,376	3,812,406	4,476,449
Net increase (decrease) in net assets resulting from operations	(454,541)	1,531,314	4,865,114	9,006,896
Distributions to shareholders from:
Distributable earnings	(1,774,980)	—	(1,462,387)	(2,908,003)

Share transactions*:
Proceeds from sale of shares	5,004,117	34,680,818	14,230,485	66,224,810
Cost of shares redeemed	(4,620,033)	(9,757,171)	(44,224,066)	(59,551,888)
Increase (decrease) in net assets resulting from share transactions	384,084	24,923,647	(29,993,581)	6,672,922
Total increase (decrease) in net assets	(1,845,437)	26,454,961	(26,590,854)	12,771,815
Net Assets, beginning of period	26,454,961	—	85,545,225	72,773,410
Net Assets, end of period	$24,609,524	$26,454,961	$58,954,371	$85,545,225
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	700,000	450,000	2,125,000
Shares redeemed	(100,000)	(200,000)	(1,450,000)	(1,925,000)
Net increase (decrease)	—	500,000	(1,000,000)	200,000

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period December 21, 2022 (commencement of operations) through September 30, 2023.

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Inflation Allocation ETF (a)		Long/Flat Trend ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$3,379,987	$1,765,265	$164,741	$414,213
Net realized gain (loss)	(1,589,892)	(6,136,714)	2,594,358	3,051,142
Net change in unrealized appreciation (depreciation)	6,874,177	20,462,810	2,785,472	737,376
Net increase in net assets resulting from operations	8,664,272	16,091,361	5,544,571	4,202,731
Distributions to shareholders from:
Distributable earnings	(4,000,118)	(2,100,120)	(375,000)	(315,038)

Share transactions*:
Proceeds from sale of shares	25,006,929	11,559,426	44,765,652	44,255,064
Cost of shares redeemed	(38,530,435)	(65,965,169)	(47,830,588)	(57,288,850)
Decrease in net assets resulting from share transactions	(13,523,506)	(54,405,743)	(3,064,936)	(13,033,786)
Total increase (decrease) in net assets	(8,859,352)	(40,414,502)	2,104,635	(9,146,093)
Net Assets, beginning of period	90,652,139	131,066,641	24,428,968	33,575,061
Net Assets, end of period	$81,792,787	$90,652,139	$26,533,603	$24,428,968
*Shares of Common Stock Issued (no par value)
Shares sold	975,000	450,000	1,200,000	1,250,000
Shares redeemed	(1,525,000)	(2,625,000)	(1,250,000)	(1,600,000)
Net decrease	(550,000)	(2,175,000)	(50,000)	(350,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar ESG Moat ETF		Morningstar Global Wide Moat ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$31,778	$57,712	$125,562	$367,847
Net realized gain (loss)	116,250	(11,941)	(15,265)	493,702
Net change in unrealized appreciation (depreciation)	820,212	339,632	2,429,831	1,412,803
Net increase in net assets resulting from operations	968,240	385,403	2,540,128	2,274,352
Distributions to shareholders from:
Distributable earnings	(65,003)	(37,500)	(325,000)	(585,100)

Share transactions*:
Proceeds from sale of shares	1,274,576	5,221,511	—	3,399,648
Cost of shares redeemed	(1,750,236)	(1,711,878)	(1,597,372)	(4,920,761)
Increase (decrease) in net assets resulting from share transactions	(475,660)	3,509,633	(1,597,372)	(1,521,113)
Total increase in net assets	427,577	3,857,536	617,756	168,139
Net Assets, beginning of period	6,348,890	2,491,354	17,713,005	17,544,866
Net Assets, end of period	$6,776,467	$6,348,890	$18,330,761	$17,713,005
*Shares of Common Stock Issued (no par value)
Shares sold	50,000	225,000	—	100,000
Shares redeemed	(75,000)	(75,000)	(50,000)	(150,000)
Net increase (decrease)	(25,000)	150,000	(50,000)	(50,000)

See Notes to Financial Statements

38

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar International Moat ETF		Morningstar SMID Moat ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Period Ended March 31, 2024 (unaudited)	Period Ended September 30, 2023(a)
Operations:
Net investment income	$1,455,871	$4,768,384	$1,368,581	$901,966
Net realized gain (loss)	(1,622,757)	(6,415,282)	11,660,985	(910,887)
Net change in unrealized appreciation (depreciation)	15,205,691	505,830	35,080,157	(6,803,456)
Net increase (decrease) in net assets resulting from operations	15,038,805	(1,141,068)	48,109,723	(6,812,377)
Distributions to shareholders from:
Distributable earnings	(5,575,320)	(1,800,060)	(1,500,150)	(66,010)

Share transactions*:
Proceeds from sale of shares	2,953,035	188,853,511	208,767,024	248,606,020
Cost of shares redeemed	(24,294,845)	(21,082,385)	(105,524,796)	(55,558,840)
Increase (decrease) in net assets resulting from share transactions	(21,341,810)	167,771,126	103,242,228	193,047,180
Total increase (decrease) in net assets	(11,878,325)	164,829,998	149,851,801	186,168,793
Net Assets, beginning of period	231,357,476	66,527,478	186,168,793	—
Net Assets, end of period	$219,479,151	$231,357,476	$336,020,594	$186,168,793
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	5,900,000	6,650,000	8,500,000
Shares redeemed	(800,000)	(800,000)	(3,350,000)	(1,950,000)
Net increase (decrease)	(700,000)	5,100,000	3,300,000	6,550,000

(a)	For the period October 5, 2022 (commencement of operations) through September 30, 2023.

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat ETF		Morningstar Wide Moat Growth ETF
	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Period Ended March 31, 2024(a) (unaudited)
Operations:
Net investment income (loss)	$92,855,900	$85,949,378	$(51)
Net realized gain	503,455,622	644,934,480	—
Net change in unrealized appreciation (depreciation)	1,714,743,466	811,917,415	11,103
Net increase in net assets resulting from operations	2,311,054,988	1,542,801,273	11,052
Distributions to shareholders from:
Distributable earnings	(112,006,875)	(78,997,870)	—

Share transactions*:
Proceeds from sale of shares	5,136,570,513	8,329,731,215	748,791
Cost of shares redeemed	(2,812,424,810)	(5,041,737,828)	—
Increase in net assets resulting from share transactions	2,324,145,703	3,287,993,387	748,791
Total increase in net assets	4,523,193,816	4,751,796,790	759,843
Net Assets, beginning of period	10,617,594,598	5,865,797,808	—
Net Assets, end of period	$15,140,788,414	$10,617,594,598	$759,843
*Shares of Common Stock Issued (no par value)
Shares sold	61,000,000	109,000,000	25,000
Shares redeemed	(32,650,000)	(66,750,000)	—
Net increase	28,350,000	42,250,000	25,000

(a)	For the period March 27, 2024 (commencement of operations) through March 31, 2024.

See Notes to Financial Statements

40

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat Value ETF	Social Sentiment ETF
	Period Ended March 31, 2024(a) (unaudited)	Period Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Operations:
Net investment income	$362	$119,696	$274,169
Net realized gain (loss)	—	15,272,479	(2,368,943)
Net change in unrealized appreciation (depreciation)	16,903	5,625,287	12,273,084
Net increase in net assets resulting from operations	17,265	21,017,462	10,178,310
Distributions to shareholders from:
Distributable earnings	—	(324,950)	(209,840)

Share transactions*:
Proceeds from sale of shares	749,740	66,679,444	81,579,535
Cost of shares redeemed	—	(72,770,979)	(94,100,010)
Increase (decrease) in net assets resulting from share transactions	749,740	(6,091,535)	(12,520,475)
Total increase (decrease) in net assets	767,005	14,600,977	(2,552,005)
Net Assets, beginning of period	—	55,084,937	57,636,942
Net Assets, end of period	$767,005	$69,685,914	$55,084,937
*Shares of Common Stock Issued (no par value)
Shares sold	25,000	3,600,000	5,475,000
Shares redeemed	—	(3,925,000)	(6,425,000)
Net increase (decrease)	25,000	(325,000)	(950,000)

(a)	For the period March 27, 2024 (commencement of operations) through March 31, 2024.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Commodity Strategy ETF(a)

	Period Ended March 31, 2024 (unaudited)		Period Ended September 30, 2023 (b)

Net asset value, beginning of period	$52.91		$50.00
Net investment income (c)	1.18		1.69
Net realized and unrealized gain (loss) on investments	(1.91)		1.22
Total from investment operations	(0.73)		2.91
Distributions from:
Net investment income	(2.96)		—
Net asset value, end of period	$49.22		$52.91
Total return (d)	(1.06)%		5.82%

Ratios to average net assets
Expenses	0.55	%(e)	0.55	%(e)
Net investment income	4.85	%(e)	4.36	%(e)
Supplemental data
Net assets, end of period (in millions)	$25		$26
Portfolio turnover rate (f)	—%		—%

(a)	Consolidated Financial Highlights
(b)	For the period December 21, 2022 (commencement of operations) through September 30, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Durable High Dividend ETF

	Period Ended March 31, 2024		Year Ended September 30,				Period Ended September 30,
	(unaudited)		2023	2022	2021	2020	2019 (a)

Net asset value, beginning of period	$30.28		$27.72	$30.59	$26.78	$28.24	$25.36
Net investment income (b)	0.49		1.07	0.99	1.01	0.92	0.75
Net realized and unrealized gain (loss) on investments	2.13		2.50	(2.90)	3.71	(1.28)	2.62
Total from investment operations	2.62		3.57	(1.91)	4.72	(0.36)	3.37
Distributions from:
Net investment income	(0.60)		(1.01)	(0.96)	(0.91)	(0.90)	(0.49)
Net realized capital gains	—		—	—	—	(0.20)	—
Total distributions	(0.60)		(1.01)	(0.96)	(0.91)	(1.10)	(0.49)
Net asset value, end of period	$32.30		$30.28	$27.72	$30.59	$26.78	$28.24
Total return (c)	8.81%		12.91%	(6.58)%	17.89%	(1.26)%	13.41%

Ratios to average net assets
Gross expenses (d)	0.31	%(e)	0.30%	0.29%	0.53%	0.73%	1.14	%(e)
Net expenses (d)	0.31	%(e)	0.30%	0.29%	0.29%	0.29%	0.29	%(e)
Net expenses excluding interest and taxes (d)	0.29	%(e)	0.29%	0.29%	N/A	N/A	N/A
Net investment income	3.25	%(e)	3.42%	3.19%	3.38%	3.44%	3.00	%(e)
Supplemental data
Net assets, end of period (in millions)	$59		$86	$73	$51	$33	$18
Portfolio turnover rate (f)	30%		61%	50%	50%	67%	94%

(a)	For the period October 30, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Inflation Allocation ETF(a)
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$25.36		$22.79	$25.47	$20.15	$25.25	$25.39
Net investment income (b)	0.91		0.37	0.92	0.14	0.45	0.31
Net realized and unrealized gain (loss) on investments	1.71		2.58	(1.44)	6.57	(4.94)	(0.31)
Total from investment operations	2.62		2.95	(0.52)	6.71	(4.49)	—
Distributions from:
Net investment income	(0.94)		(0.38)	(2.16)	(1.39)	(0.61)	(0.14)
Net asset value, end of period	$27.04		$25.36	$22.79	$25.47	$20.15	$25.25
Total return (c)	10.55%		12.95%	(2.71)%	34.11%	(18.32)%	0.02%

Ratios to average net assets
Gross expenses (d)	0.63	%(e)	0.61%	0.63%	1.60%	1.12%	0.93%
Net expenses (d)	0.42	%(e)	0.42%	0.51%	0.56%	0.55%	0.55%
Net expenses excluding interest and taxes (d)	0.42	%(e)	0.42%	0.51%	0.55%	0.55%	0.55%
Net investment income (d)	7.15	%(e)	1.48%	3.56%	0.58%	1.97%	1.23%
Supplemental data
Net assets, end of period (in millions)	$82		$91	$131	$17	$9	$30
Portfolio turnover rate (f)	16%		70%	32%	76%	195%	449%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	The ratios presented do not reflect the Fund's proportionate share of income and expenses from the Fund's investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long/Flat Trend ETF
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$37.58		$33.58	$39.96	$31.55	$28.02	$28.24
Net investment income (a)	0.26		0.51	0.24	0.34	0.40	0.39
Net realized and unrealized gain (loss) on investments	7.01		3.90	(6.46)	8.78	3.56 (b)	(0.35)
Total from investment operations	7.27		4.41	(6.22)	9.12	3.96	0.04
Distributions from:
Net investment income	(0.63)		(0.41)	(0.16)	(0.71)	(0.43)	(0.26)
Net asset value, end of period	$44.22		$37.58	$33.58	$39.96	$31.55	$28.02
Total return (c)	19.50%		13.27%	(15.67)%	29.29%	14.22%	0.29%

Ratios to average net assets
Gross expenses (d)	0.93	%(e)	0.90%	0.72%	0.82%	0.76%	0.69%
Net expenses (d)	0.67	%(e)	0.66%	0.59%	0.55%	0.55%	0.57%
Net expenses excluding interest and taxes (d)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (d)	1.32	%(e)	1.41%	0.60%	0.91%	1.38%	1.47%
Supplemental data
Net assets, end of period (in millions)	$27		$24	$34	$41	$32	$66
Portfolio turnover rate (f)	1%		115%	243%	1%	—%	59%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	The ratios presented do not reflect the Fund's proportionate share of income and expenses from the Fund's investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar ESG Moat ETF

	Period Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023	Period Ended September 30, 2022 (a)

Net asset value, beginning of period	$23.09		$19.93	$25.05
Net investment income (b)	0.13		0.29	0.25
Net realized and unrealized gain (loss) on investments	4.18		3.08	(5.32)
Total from investment operations	4.31		3.37	(5.07)
Distributions from:
Net investment income	(0.29)		(0.21)	(0.05)
Net asset value, end of period	$27.11		$23.09	$19.93
Total return (c)	18.74%		16.97%	(20.30)%

Ratios to average net assets
Gross expenses	1.93	%(d)	2.20%	4.24	%(d)
Net expenses	0.50	%(d)	0.49%	0.49	%(d)
Net expenses excluding interest and taxes	0.49	%(d)	0.49%	0.49	%(d)
Net investment income	1.07	%(d)	1.25%	1.06	%(d)
Supplemental data
Net assets, end of period (in millions)	$7		$6	$2
Portfolio turnover rate (e)	15%		38%	44%

(a)	For the period October 6, 2021 (commencement of operations) through September 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Global Wide Moat ETF

	Period Ended March 31, 2024		Year Ended September 30,				Period Ended September 30,
	(unaudited)		2023	2022	2021	2020	2019 (a)

Net asset value, beginning of period	$32.21		$29.24	$38.42	$32.17	$28.97	$25.30
Net investment income (b)	0.25		0.65	0.63	0.54	0.46	0.47
Net realized and unrealized gain (loss) on investments	4.85		3.49	(7.60)	6.74	3.47	3.31
Total from investment operations	5.10		4.14	(6.97)	7.28	3.93	3.78
Distributions from:
Net investment income	(0.65)		(0.70)	(0.55)	(0.43)	(0.34)	(0.11)
Net realized capital gains	—		(0.47)	(1.66)	(0.60)	(0.39)	—
Total distributions	(0.65)		(1.17)	(2.21)	(1.03)	(0.73)	(0.11)
Net asset value, end of period	$36.66		$32.21	$29.24	$38.42	$32.17	$28.97
Total return (c)	15.97%		14.14%	(19.41)%	22.99%	13.70%	15.01%

Ratios to average net assets
Gross expenses	1.06	%(d)	1.08%	0.96%	1.20%	2.04%	2.50	%(d)
Net expenses	0.52	%(d)	0.52%	0.52%	0.52%	0.52%	0.56	%(d)
Net expenses excluding interest and taxes	0.52	%(d)	0.52%	0.52%	0.52%	0.52%	0.52	%(d)
Net investment income	1.45	%(d)	1.94%	1.76%	1.44%	1.54%	1.86	%(d)
Supplemental data
Net assets, end of period (in millions)	$18		$18	$18	$19	$10	$6
Portfolio turnover rate (e)	34%		73%	67%	74%	68%	71%

(a)	For the period October 30, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar International Moat ETF
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$29.85		$25.10	$33.54	$29.38	$30.57	$33.13
Net investment income (a)	0.19		0.89	1.34	1.07	0.62	1.00
Net realized and unrealized gain (loss) on investments	1.82		4.81 (b)	(8.28)	3.81	(0.56)	(2.50)
Total from investment operations	2.01		5.70	(6.94)	4.88	0.06	(1.50)
Distributions from:
Net investment income	(0.73)		(0.95)	(1.50)	(0.72)	(1.25)	(1.06)
Net asset value, end of period	$31.13		$29.85	$25.10	$33.54	$29.38	$30.57
Total return (c)	6.76%		22.82%	(21.65)%	16.64%	(0.14)%	(4.25)%

Ratios to average net assets
Gross expenses	0.60	%(d)	0.63%	0.67%	0.76%	0.76%	0.69%
Net expenses	0.57	%(d)	0.58%	0.58%	0.57%	0.58%	0.57%
Net expenses excluding interest and taxes	0.56	%(d)	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	1.28	%(d)	2.85%	4.32%	3.09%	2.10%	3.26%
Supplemental data
Net assets, end of period (in millions)	$219		$231	$67	$70	$51	$83
Portfolio turnover rate (e)	45%		87%	105%	110%	94%	85%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar SMID Moat ETF

	Period Ended March 31, 2024 (unaudited)		Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$28.42		$26.02
Net investment income (b)	0.18		0.37
Net realized and unrealized gain on investments	5.72		2.09	(c)
Total from investment operations	5.90		2.46
Distributions from:
Net investment income	(0.21)		(0.06)
Net asset value, end of period	$34.11		$28.42
Total return (d)	20.81%		9.49%

Ratios to average net assets
Gross expenses	0.50	%(e)	0.59	%(e)
Net expenses	0.49	%(e)	0.49	%(e)
Net investment income	1.16	%(e)	1.30	%(e)
Supplemental data
Net assets, end of period (in millions)	$336		$186
Portfolio turnover rate (f)	36%		76%

(a)	For the period October 5, 2022 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

49

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat ETF
	Period		Year Ended September 30,
	Ended March 31, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$75.81		$59.98	$73.28	$54.63	$50.13	$46.73
Net investment income (a)	0.60		0.78	0.85	0.96	0.92	0.89
Net realized and unrealized gain (loss) on investments	14.23		15.86	(13.33)	18.59	4.30	3.25
Total from investment operations	14.83		16.64	(12.48)	19.55	5.22	4.14
Distributions from:
Net investment income	(0.73)		(0.81)	(0.82)	(0.90)	(0.72)	(0.74)
Net asset value, end of period	$89.91		$75.81	$59.98	$73.28	$54.63	$50.13
Total return (b)	19.62%		27.98%	(17.27)%	36.11%	10.40%	9.21%

Ratios to average net assets
Expenses	0.46	%(c)	0.47%	0.46%	0.46%	0.47%	0.48%
Expenses excluding interest and taxes	0.46	%(c)	0.46%	0.46%	N/A	N/A	N/A
Net investment income	1.45	%(c)	1.06%	1.20%	1.40%	1.77%	1.90%
Supplemental data
Net assets, end of period (in millions)	$15,141		$10,618	$5,866	$6,599	$3,398	$2,486
Portfolio turnover rate (d)	24%		51%	51%	47%	48%	58%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

50

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat Growth ETF

	Period Ended March 31, 2024 (unaudited)(a)

Net asset value, beginning of period	$29.95
Net investment income (b)	—	(c)
Net realized and unrealized gain on investments	0.44
Total from investment operations	0.44
Net asset value, end of period	$30.39
Total return (d)	1.48%

Ratios to average net assets
Gross expenses	13.31	%(e)
Net expenses	0.49	%(e)
Net investment loss	(0.49	)%(e)
Supplemental data
Net assets, end of period (in millions)	$1
Portfolio turnover rate (f)	—%

(a)	For the period March 27, 2024 (commencement of operations) through March 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

51

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat Value ETF

	Period Ended March 31, 2024 (unaudited)(a)

Net asset value, beginning of period	$29.99
Net investment income (b)	0.01
Net realized and unrealized gain on investments	0.68
Total from investment operations	0.69
Net asset value, end of period	$30.68
Total return (c)	2.30%

Ratios to average net assets
Gross expenses	13.20	%(d)
Net expenses	0.49	%(d)
Net investment income	3.48	%(d)
Supplemental data
Net assets, end of period (in millions)	$1
Portfolio turnover rate (e)	—%

(a)	For the period March 27, 2024 (commencement of operations) through March 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

52

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF

	Period Ended March 31, 2024		Year Ended September 30,		Period Ended September 30,
	(unaudited)		2023	2022	2021 (a)

Net asset value, beginning of period	$15.41		$12.74	$24.66	$25.00
Net investment income (loss) (b)	0.04		0.07	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	6.09		2.65	(11.94)	(0.31	)(c)
Total from investment operations	6.13		2.72	(11.92)	(0.34)
Distributions from:
Net investment income	(0.10)		(0.05)	—	—
Net asset value, end of period	$21.44		$15.41	$12.74	$24.66
Total return (d)	39.87%		21.46%	(48.34)%	(1.38)%

Ratios to average net assets
Gross expenses	0.76	%(e)	1.23%	1.16%	0.75	%(e)
Net expenses	0.76	%(e)	0.75%	0.75%	0.75	%(e)
Net expenses excluding interest and taxes	0.75	%(e)	0.75%	0.75%	N/A
Net investment income (loss)	0.40	%(e)	0.47%	0.11%	(0.20	)%(e)
Supplemental data
Net assets, end of period (in millions)	$70		$55	$58	$193
Portfolio turnover rate (f)	93%		232%	263%	161%

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Commodity Strategy ETF	Non-Diversified
Durable High Dividend ETF	Diversified
Inflation Allocation ETF	Diversified
Long/Flat Trend ETF	Diversified
Morningstar ESG Moat ETF	Non-Diversified
Morningstar Global Wide Moat ETF	Diversified
Morningstar International Moat ETF	Diversified
Morningstar SMID Moat ETF	Non-Diversified
Morningstar Wide Moat ETF	Diversified
Morningstar Wide Moat Growth ETF	Non-Diversified
Morningstar Wide Moat Value ETF	Non-Diversified
Social Sentiment ETF	Non-Diversified

Each Fund, except for Commodity Strategy ETF and Inflation Allocation ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Durable High Dividend ETF	Morningstar® US Dividend Valuation IndexSM
Long/Flat Trend ETF	Ned Davis Research CMG US Large Cap Long/Flat Index
Morningstar ESG Moat ETF	Morningstar® US Sustainability Moat Focus IndexSM
Morningstar Global Wide Moat ETF	Morningstar® Global Wide Moat Focus IndexSM
Morningstar International Moat ETF	Morningstar® Global ex-US Moat Focus IndexSM
Morningstar SMID Moat ETF	Morningstar® US Small-Mid Cap Moat Focus IndexSM
Morningstar Wide Moat ETF	Morningstar® Wide Moat Focus IndexSM
Morningstar Wide Moat Growth ETF	Morningstar® US Broad Growth Wide Moat Focus IndexSM
Morningstar Wide Moat Value ETF	Morningstar® US Broad Value Wide Moat Focus IndexSM
Social Sentiment ETF	BUZZ NextGen AI US Sentiment Leaders Index

Using a proprietary, rules-based real asset allocation model, the Inflation Allocation ETF seeks to achieve its investment objective by investing primarily in exchange traded products (“ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

The Commodity Strategy ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, in exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including ETPs that provide exposure to commodities and Cash and Fixed Income Investments. The Fund does not invest in commodities directly.

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for Inflation Allocation ETF and Commodity Strategy ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”) serves as the investment adviser to Inflation Allocation ETF and Commodity Strategy ETF and their Subsidiaries. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions

54

that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy. The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to
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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Commodity Strategy ETF invests in U.S. Treasury securities and Commodity Instruments through the Commodity Strategy Subsidiary. The Inflation Allocation ETF invests in certain ETPs through the Real Asset Allocation Subsidiary. Collectively, they are referred to here as the “Subsidiaries” and each is a wholly-owned “Subsidiary”, organized under the laws of Cayman Islands. Each Fund’s investment in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of each Fund present the financial position and results of operations for each Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, distributions from net realized capital gains and return of capital, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Durable High Dividend ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed in the financial statements. Such amounts are included within the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
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G.	Use of Derivative Instruments— Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts— Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. The Commodity Strategy ETF invests in commodity futures contracts, and the underlying reference assets consist of commodity instruments. Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the Futures. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Commodity Strategy ETF held futures contracts during the period ended March 31, 2024, the average notional amount for the period was $24,963,671. Futures contracts held by Commodity Strategy ETF at March 31, 2024 are reflected in the Consolidated Schedule of Investments.

At March 31, 2024, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
Commodity Strategy ETF
Futures contracts[1]	$734,634

[1]	Reflects unrealized appreciation/depreciation as disclosed in the Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The impact of transactions in derivative instruments during the period ended March 31, 2024, was as follows:

Commodities Futures Risk
Commodity Strategy ETF
Realized gain (loss):
Futures contracts[1]	$(982,026)
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(85,807)

[1]	Consolidated Statement of Operations location: Net realized gain (loss) on futures contracts
[2]	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts
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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for securities lending and derivative instruments. For financial reporting purposes, the Funds present derivative instruments and securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities.

Futures contracts held by Commodity Strategy ETF are not subject to a master netting agreements or other similar arrangements. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of March 31, 2024.

Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2024, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Funds and other industry sources. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2025, to waive fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the following table.

The management fee rates and expense limitations for the period ended March 31, 2024, are as follows:

Fund	Management Fees	Expense Limitations
Inflation Allocation ETF	0.50%	0.55%
Long/Flat Trend ETF	0.50	0.55
Morningstar ESG Moat ETF	0.45	0.49
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar SMID Moat ETF	0.45	0.49
Morningstar Wide Moat ETF	0.45	0.49
Morningstar Wide Moat Growth ETF	0.45	0.49
Morningstar Wide Moat Value ETF	0.45	0.49
58

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the period ended March 31, 2024, the Adviser waived management fees of $97,157 due to such investments held in the Inflation Allocation ETF.

The Funds listed below utilize a unitary management fee structure where the Adviser will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. In addition, for Commodity Strategy ETF, the Adviser has agreed to pay and/or reimburse the Fund for the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least February 1, 2025.

The unitary management fee rates for the period ended March 31, 2024, are as follows:

Fund	Management Fee Rate
Commodity Strategy ETF	0.55%
Durable High Dividend ETF	0.29
Social Sentiment ETF	0.75

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At March 31, 2024, the Adviser owned approximately 8% of Durable High Dividend ETF and 20% of Morningstar ESG Moat ETF.

Note 4—Capital Share Transactions—As of March 31, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Investments—For the period ended March 31, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Durable High Dividend ETF	21,467,372	20,153,411	14,228,760	45,643,023
Inflation Allocation ETF*	14,763,757	15,153,789	24,843,664	38,051,875
Long/Flat Trend ETF	46,830,492	276,676	44,778,050	94,656,260
Morningstar ESG Moat ETF	940,878	932,411	1,274,110	1,798,675
Morningstar Global Wide Moat ETF	5,991,368	6,258,862	—	1,534,464
Morningstar International Moat ETF	101,143,369	107,270,437	1,992,336	20,985,034
Morningstar SMID Moat ETF	95,638,436	86,971,468	207,896,091	113,735,717
Morningstar Wide Moat ETF	3,017,762,614	3,026,177,210	5,136,463,652	2,812,786,680
Morningstar Wide Moat Growth ETF	—	—	748,791	—
Morningstar Wide Moat Value ETF	—	—	749,740	—
Social Sentiment ETF	68,287,909	55,528,682	66,769,560	85,881,479

* Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes—As of March 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodity Strategy ETF	$23,120,588	$248	$(881,542)	$(881,294)
Durable High Dividend ETF	57,262,814	2,061,362	(713,853)	1,347,509
Inflation Allocation ETF	85,299,404	6,825,014	(4,716,586)	2,108,428
Long/Flat Trend ETF	22,963,218	3,541,112	(38,911)	3,502,201
Morningstar ESG Moat ETF	6,156,405	875,722	(255,738)	619,984
Morningstar Global Wide Moat ETF	15,967,301	2,559,070	(186,212)	2,372,858
Morningstar International Moat ETF	219,161,053	11,933,325	(9,033,988)	2,899,337
Morningstar SMID Moat ETF	307,331,755	29,611,186	(1,359,046)	28,252,140
Morningstar Wide Moat ETF	13,792,009,332	1,647,956,909	(298,851,166)	1,349,105,743
Morningstar Wide Moat Growth ETF	748,791	12,692	(1,590)	11,102
Morningstar Wide Moat Value ETF	749,740	16,903	–	16,903
Social Sentiment ETF	68,692,219	7,942,724	(5,091,584)	2,851,140

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2023, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Durable High Dividend ETF	(8,462,936)	(6,149,460)	(14,612,396)
Inflation Allocation ETF	(17,676,615)	(1,339,882)	(19,016,497)
Long/Flat Trend ETF	(7,841,264)	(84,443)	(7,925,707)
Morningstar ESG Moat ETF	(206,985)	(130,512)	(337,497)
Morningstar Global Wide Moat ETF	(164,800)	–	(164,800)
Morningstar International Moat ETF	(15,907,224)	(6,648,035)	(22,555,259)
Morningstar SMID Moat ETF	(6,244,206)	–	(6,244,206)
Morningstar Wide Moat ETF	(677,985,382)	(674,616,865)	(1,352,602,247)
Social Sentiment ETF	(93,090,241)	(11,889,773)	(104,980,014)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision

60

for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Commodity Strategy ETF invests in futures contracts. The usage of futures contracts is subject to risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.

Long/Flat Trend ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Inflation Allocation ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds. In addition, the Fund may gain exposure to the cryptocurrency Bitcoin by investing in pooled investment vehicles that invest in Bitcoin, which generally operates without central authority (such as a bank) and is not backed by any government; nor is it legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrencies, and regulation in the United States is still developing. Cryptocurrencies are susceptible to theft, loss and destruction. Accordingly, the Fund’s indirect investment in Bitcoin is also susceptible to these risks. Cryptocurrency exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches,

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

hackers or malware, which may also affect the price of Bitcoin and thus the Fund’s indirect investment in Bitcoin.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Commodity Strategy ETF and Inflation Allocation ETF.

Social Sentiment ETF may concentrate its investment in the information technology, consumer discretionary and communication services sectors. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of these sectors. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement. The index provider relies on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Durable High Dividend ETF. For this Fund, the liability of the Plan shown as “Deferred Trustee fees” in the Statements of Asset and Liabilities represents amounts accrued through September 30, 2021. Social Sentiment ETF and Commodity Strategy ETF commenced operations with a unitary management fee and therefore bears no costs or liabilities relative to the Plan.

For Inflation Allocation ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending

62

agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at March 31, 2024, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Durable High Dividend ETF	$62,467	$–	$63,447	$63,447
Inflation Allocation ETF	13,461,780	5,716,126	7,974,202	13,690,328
Morningstar International Moat ETF	9,839,907	2,390,683	8,056,195	10,446,878
Morningstar SMID Moat ETF	2,001,996	–	2,079,457	2,079,457
Social Sentiment ETF	4,337,804	1,905,117	2,730,168	4,635,285

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Inflation Allocation ETF	$5,716,126
Morningstar International Moat ETF	2,390,683
Social Sentiment ETF	1,905,117

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Commodity Strategy ETF	12	$209,658	6.68%
Durable High Dividend ETF	126	238,913	6.68
Long/Flat Trend ETF	3	8,991,736	6.68
Morningstar Global Wide Moat ETF	2	292,280	6.68
Morningstar International Moat ETF	152	442,003	6.68
Morningstar Wide Moat ETF	36	11,989,081	6.68
Social Sentiment ETF	61	207,616	6.68

Outstanding loan balances as of March 31, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—New Regulatory Requirements—On October 26, 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments that require mutual funds and exchange-traded funds (ETFs)

63

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

that are registered on Form N-1A to prepare and transmit tailored unaudited annual and semi-annual shareholder reports (TSRs), that highlight key information to investors, within 60 days of period-end. The new TSRs will be prepared separately for each fund.

In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

The SEC also amended Rule 30e-3 under the Investment Company Act, to require mutual funds and ETFs to provide TSRs directly to investors by mail (unless an investor elects electronic delivery). These rules are effective January 24, 2023, and the compliance date is July 24, 2024.

64

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2023 to December 31, 2023 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

65

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	STRATSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date June 7, 2024

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 7, 2024